[LOGO] LIMITED TERM
                                                                  NEW YORK
                                                                  MUNICIPAL FUND

TAX-FREE INCOME FOR CAUTIOUS NEW YORK INVESTORS

                               [GRAPHIC OMITTED]

                                                               ANNUAL REPORT
                                                               December 31, 1998

[LOGO] OPPENHEIMER FUNDS(R)
       THE RIGHT WAY TO INVEST

LIMITED TERM NEW YORK MUNICIPAL FUND IS THE #1 PERFORMING OTHER STATES SHORT-INTERMEDIATE MUNICIPAL DEBT FUND FOR THE 3- AND 5-YEAR PERIOD ENDED 12/31/98, AS RATED BY LIPPER.

THESE RANKINGS INCLUDED 14 FUNDS FOR THE 3-YEAR PERIOD AND 6 FUNDS FOR THE 5-YEAR PERIOD. WITHIN THE SAME CATEGORY, THE FUND WAS ALSO SECOND OUT OF 19 FUNDS FOR THE 1-YEAR PERIOD.*

*Lipper Analytical Services, Inc. is an independent mutual fund monitoring service. Limited Term New York Municipal Fund is characterized by Lipper as an Other States Short-Intermediate Municipal Debt Fund. Lipper performance does not take sales charges into consideration and assumes the reinvestment of dividends and capital gains distributions. Sales charges, if included, would affect results. Past performance is not predictive of future results.

                               [GRAPHIC OMITTED]

                        "FIELDING'S APPROACH HAS SO FAR BEEN UNBEATABLE IN ITS EXPLOITATION OF SMALL MARKET INEFFICIENCIES. THERE IS NO BETTER NEW YORK SHORT-TERM FUND."

MORNINGSTAR'S LIMITED TERM NEW YORK MUNICIPAL FUND ANALYSIS,
              ---------------------------------------------
NOVEMBER 21, 1998

LIMITED TERM NEW YORK MUNICIPAL FUND (CLASS A SHARES) HAS RECEIVED MORNINGSTAR'S HIGHEST 5-STAR OVERALL RANKING AS OF DECEMBER 31, 1998. THE 3-YEAR AND 5-YEAR MORNINGSTAR RANKINGS FOR THE PERIOD ENDED 12/31/98 ARE BOTH FIVE STARS. 1577 AND 1040 MUNICIPAL BOND FUNDS WERE RATED FOR THESE 3- AND 5-YEAR PERIODS, RESPECTIVELY.*

* Overall star rankings are based on a weighted average of the Fund's 3- and 5-year rankings. Ten percent of the funds in an investment category receive five stars (highest), 22.5% receive four stars (above average), 35% receive three stars (average), 22.5% receive two stars (below average), and 10% receive one star (lowest). Morningstar, Inc. is a nationally recognized independent mutual fund rating service. Morningstar proprietary star rankings reflect historical risk-adjusted total return as of December 31, 1998. The rankings are subject to change every month. Rankings are based on past performance, after considering sales charges and costs, and are no guarantee of future results. Morningstar rankings are calculated from the fund's three- and five-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Investment return and principal value on an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

================================================================================

DEAR SHAREHOLDER,

[PHOTO OF BRIDGET A. MACASKILL PRESIDENT

Limited Term New York Municipal Fund]

            In retrospect, 1998 has been an unsettling year for the financial markets. Around the world, stock and bond markets experienced considerable instability, with particular tumult being felt in Southeast Asia, Russia and Latin America. The U.S. stock market was not immune from the extreme volatility, as it climbed to record levels through July before correcting sharply in the third quarter and rebounding to new highs in the fourth quarter. In the bond market, yields on U.S. Treasury securities declined to record lows before rising modestly late in the year.

      Does the swift recovery of the U.S. stock market and the favorable economic environment for the bond market mean that domestic stocks and bonds will continue to prosper? We are optimistic over the long term, but we do expect that concerns about corporate earnings growth in a slow-growth economy will contribute to more stock market volatility in 1999. In the bond market, the Federal Reserve Board's decisions to reduce short-term interest rates should help create a positive climate for fixed-income securities. While lower interest rates are generally good for bond prices, it will become more difficult for bond funds to maintain their dividends at current levels if yields decline further.

      As an Oppenheimer fund shareholder, you may wonder how this potential volatility will affect you. If you maintain a long-term perspective, as we do, short-term volatility over the coming months should have little bearing on your ability to achieve your future financial goals. That's why we continue to suggest that you adhere to your long-term investment plan. In fact, we are very encouraged that most of our shareholders stayed the course during last summer's stock market correction, avoiding the temptation of selling into a temporarily declining market.

      Finally, I would like to thank those shareholders that contacted us about our revised account statement. Response has been very positive, and we are pleased that many of you find the new format easier to read and more informative. If you have any questions about the new statement or any other matter, please don't hesitate to call us at 1-800-525-7048. In the meantime, thank you for choosing OppenheimerFunds, The Right Way to Invest.

================================================================================

      Sincerely,


      /s/ Bridget A. Macaskill

      Bridget A. Macaskill
      January 20, 1999


                     1 LIMITED TERM NEW YORK MUNICIPAL FUND

THE ROCHESTER WAY

      Founded in 1959, OppenheimerFunds, Inc. is one of the most respected mutual fund managers nationwide today. Including subsidiaries, the firm manages more than $95 billion in assets (as of December 31, 1998), including more than 65 funds with more than 4 million shareholder accounts.

      The Rochester Division of OppenheimerFunds, Inc. located in Rochester, New York, is dedicated to the investment management and distribution of regional municipal bond funds. These Funds - Rochester Fund Municipals, the Limited Term New York Municipal Fund, and, as of January 1, 1999, the Oppenheimer Pennsylvania Municipal Fund, pursue an investment approach that is intentionally limited to specific sectors and regions of the municipal market.(1)

      Refined since the inception of Rochester Fund Municipals in May of 1986, the unique investment approach of these Rochester Funds has proven to be beneficial. By conducting intensive research within the universe of either New York or Pennsylvania municipal bonds, the portfolio management team has been able to apply unique strategies relating to the municipal bond market.

DIVERSITY ACROSS NEW YORK STATE

      In addition to the more conventional municipal bonds available throughout New York, the `Rochester style' of management includes researching small issues, "story" bonds, unrated bonds, and callable bonds.(2) If, through diligent credit research and active portfolio management, we believe these bonds can enhance fund performance and/or yield, we attempt to include them in the portfolio.

      While it is true that these types of bonds are often not considered by other funds, the Limited Term New York Municipal Fund is not your typical fund.

      In essence, it is our opinion that a portfolio of 40 AAA insured bonds of similar maturities issued by four or five entities may look great, but offers little real world diversification. Similarly, while unrated bonds may not appeal to an individual investor, there can be a significant total return advantage to carefully researched unrated bonds when part of a broadly diversified portfolio.

      We believe there are great, often overlooked, opportunities available, and that there can be a place for such "alternative" holdings in a well-diversified fund. In fact, as of December 31, 1998, the Limited Term New York Municipal Fund's portfolio consisted of more than 1000 different securities.

                               [GRAPHIC OMITTED]

(1) The Oppenheimer Pennsylvania Municipal Fund is not available in all states. Please consult your financial advisor for more details.

(2) Small issues are typically less liquid than equivalent quality large issues. However, buyers of small debt are often better able to negotiate terms from the issuer. And, while lower rated and unrated bonds generally involve greater risk than bonds in the higher rated categories as determined by S&P and Moody's rating services, in a well-diversified fund, we believe the credit risk is justified by the higher yields obtained.


                     2 LIMITED TERM NEW YORK MUNICIPAL FUND

COMMUNITY SUPPORT

      When you invest in municipal securities through a mutual fund, your dollars are being put to work primarily in your state's communities - buildings and school systems, hospitals and fire districts. To encourage and reward resident support of these municipal activities, the interest paid on them is often exempt from federal and state personal income taxes. For residents of New York State, the interest is also free from any applicable New York City income taxes.

      Many investors consider this the primary advantage of a municipal bond fund like the Limited Term New York Municipal Fund. But it should also be acknowledged that municipal bonds provide financing for much of the infrastructure of the communities in which we live.

      During 1998, your investment in the Limited Term New York Municipal Fund helped provide financing for a wide variety of worthwhile projects in New York State. Public and private colleges, primary schools for special education and mortgages for first-time home buyers are just a few of the programs that benefit from your investment.

      When you review the enclosed listing of the Fund's portfolio of issues, you're likely to find many projects that help to improve the standard of living in your community. It's one of the --admittedly few --advantages of the current tax code: the ability to earn tax-free income and be supportive of the great state of New York.(1)

(1) A portion of the Fund's income may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, a portion of the Fund's distributions may increase that tax.

================================================================================

                       THE FUND'S DIVERSIFIED PORTFOLIO*

         BY MUNICIPAL SECTOR ON 12/31/98 AS A PERCENTAGE OF INVESTMENTS

                    General Obligation           22.0%
                    Municipal Leases              9.3%
                    Hospital/Healthcare           8.6%
                    Electric Utilities            7.9%
                    Single-Family Housing         7.6%
                    Multi-Family Housing          7.4%
                    Highways/Railways             6.3%
                    Resource Recovery             5.8%
                    Marine/Aviation Facilities    5.4%
                    Higher Education              5.2%
                    Non Profit Organization       2.8%
                    Corporate Backed              2.4%
                    Sales Tax Revenue             1.8%
                    Water Utilities               1.7%
                    Manufacturing,
                     Non-Durable Goods            1.6%
                    Education                     1.6%
                    Pollution Control             1.1%
                    Other                         1.5%

                    Total                       100.0%

* Portfolio data are as of 12/31/98, and are subject to change. Portfolio data are dollar-weighted based on total market value of investments.

                               [GRAPHIC OMITTED]


                     3 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================

TO FELLOW SHAREHOLDERS,

[PHOTO OF RONALD H. FIELDING,CFA

Senior Vice President OppenheimerFunds, Inc.]

Portfolio Manager, Limited Term New York Municipal Fund, since inception September 18, 1991

            We are pleased to provide shareholders of Limited Term New York Municipal Fund with this 1998 Annual Report and announce that the Fund was able to meet its goal of high tax-free income with low share price fluctuation during the year for all share classes.(1) In fact, Lipper Analytical Services, Inc., ranks Limited Term New York Municipal Fund (Class A Shares) highest in its category for 30-day SEC Yield as of December 31, 1998.(2) (That's among 20 other funds in the Other States Short-Intermediate Municipal Debt Fund category as of 12/31/98.)

      The Fund's dividend yield for Class A Shares at Net Asset Value was 4.63%, which translates into a return equivalent to 8.6% from a taxable investment for those investors in the top combined New York City, New York State and federal tax bracket.(3)

      And we are also delighted to report that the Fund preserved its price per share during the course of 1998: the Fund's Net Asset Value exhibited a modest increase from $3.34 on December 31, 1997 to $3.37 at year end 1998, reflecting the boring but otherwise respectable performance of the municipal bond market.

      Of additional interest to investors wondering about the future should be the current ratio of municipal bond yields to U.S. Treasury yields. During the more volatile moments of 1998's equity markets, the "flight to quality" by American investors impacted the yields on U.S Treasuries to such a degree that the yields of municipal bonds, New York issues included, became relatively more attractive than they have in many years. And this yield comparison is on a pre-tax basis - the after tax implications of such an environment can be more rewarding still. (This issue is discussed elsewhere within this report, but we urge you to revisit the advantages of municipal bond and bond fund investing with your financial advisor.)

      All told, we are optimistic as we enter 1999. We believe conditions for investing in municipal bonds should remain hospitable as very low inflation, economic growth and government surpluses appear likely to continue. We will continue to adhere to the Fund's goal of offering long-term investors high tax-free yields and monitoring the New York municipal market carefully in an attempt to provide our investors with relatively low share price volatility.

      In this, our 8th year since the Fund's inception, we continue to appreciate your support, and look forward to serving your investment needs in the years ahead.

     Sincerely,

================================================================================

      /s/ Ronald H. Fielding

      Ronald H. Fielding
      February 1, 1999

(1) Investors should be aware that, although this Fund has never had either any ordinary taxable income or capital gains distributions, a portion of the Fund's income still might be subject to income taxes. For investors subject to the alternative minimum tax, a portion of the Fund's distributions may increase that tax. Please see page 42 for details.

(2) As of 12/31/98. Standardized yield (based on net investment income for the 30-day period ended 12/31/98) is annualized and divided by period-end offering price. Falling net asset values will tend to artificially raise yields.

(3) As of 12/31/98. Calculation of dividend yield based on last distribution does not include sales charges, which if included, would change performance results. All performance information provided represents past performance and is not predictive of future investment performance. The investment return and principal value of an investment in the fund will fluctuate with market conditions, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.


                     4 LIMITED TERM NEW YORK MUNICIPAL FUND

MANAGEMENT'S DISCUSSION & ANALYSIS

      The Limited Term New York Municipal Fund provides individual investors with the potential to earn a high level of income exempt from federal, New York State and New York City personal income taxes.(1) However, that is only part of the story, for the Fund also seeks to provide a specific balance between risk and return. By recognizing that share-price volatility is significantly related to maturity, the Fund seeks to maintain lower volatility than the average long-term municipal fund by managing to an average effective maturity of 5 years or less. Furthermore, by investing in a wide variety of carefully researched issues, it seeks to provide investors with a yield competitive to that of longer-term New York municipal funds.

      In 1998, we believe we met our goals. According to Lipper Analytical Services, a respected authority on mutual fund performance statistics, as of December 31, 1998, Limited Term New York Municipal Fund Class A Shares provided a distribution yield of 4.63% at Net Asset Value, slightly more than the 4.42% median yield of 99 longer-term New York municipal bond funds.(2) Further, we observe that this result was obtained with significantly lower share price volatility than the average long-term fund.

      Regarding distributions, we attempt to keep the monthly dividend as high and consistent as is prudent. However, the Fund's dividend can be expected to vary from year to year because of the Fund's policy to maintain a relatively short average maturity of its portfolio.(3) The Fund's policy of seeking to maintain a steady dividend for its Class A shares did not materially affect portfolio management strategies during its last fiscal year.

      The Fund's total return at Net Asset Value for the 1998 year was 5.94%.4 For Class A shareholders, the Fund's 12 monthly distributions totaling $.164 represented approximately 82% of the Fund's total return, with the 3 cent gain in share value comprising the remainder. Once again, we feel that we have been successful in providing investors with relatively strong total returns by managing specifically for yield.

      More than ever before, 1998 was the year that investors learned the power behind the nuances of interest rates. Long-term municipal rates rose during early 1998, fell from May through September, and declined slightly in the last quarter. While short-term rates remained stable early in the year, the actions of the Federal Reserve Board, under the leadership of Chairman Alan Greenspan, directed three distinct twenty-five basis point reductions in short-term interest rates during the fourth quarter in an effort to bolster both world and U.S. economies. These actions were generally viewed positively, and bond prices rose, as bond yields became more attractive relative to short-term interest rates.

      The New York economy continues to gain strength. Both the City and State recorded a surplus for their respective fiscal years. And New York City was buoyed by strong tax revenues through the year, driven in part by the profits registered by yet another strong year on Wall Street. This gave a particular boost to New York City general obligation bonds, which were upgraded to A3 from Baa1 by Moody's Investors Service, and to A- from BBB+ by Standard & Poor's Ratings Services. Credit upgrades were prevalent throughout the state during the past year as issues we have always believed in, such as Long Island Lighting and Niagara Mohawk, were also upgraded benefiting the Fund's performance.

      1998 saw a large supply of new issues in the New York municipal bond market, a cause for concern quickly alleviated by a matching level of demand. However, voters may remember numerous election campaign attacks on the State's increase in debt caused by such new issuance. Investors in the Fund

--------------------------------------------------------------------------------
                                     YIELDS

                         For the 30 days ended 12/31/98

                                     Dividend          Yield        Standardized
                                       NAV              MOP             Yield

CLASS A                               4.63%            4.47%            3.72%

CLASS B                               3.74%            3.74%            3.07%

CLASS C                               3.76%            3.76%            3.09%

CLASS X                               4.02%            4.02%            3.32%
--------------------------------------------------------------------------------

Dividend yield at MOP (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 12/31/98) are annualized and divided by period-end offering price. Dividend yield at NAV does not include sales charges. Falling net asset values will tend to artificially raise yields. Class X Shares are currently closed to additional investments.


                                                   TOTAL RETURN (AS OF 12/31/98)

                                         Cumulative            Average Annual
CLASS A SHARES                        NAV          MOP         NAV         MOP
================================================================================

   1 YEAR                             5.94%        2.23%       5.94%       2.23%

   5 YEARS                           31.29%       26.70%       5.60%       4.85%

   LIFE(9/18/91)                     64.81%       59.04%       7.10%       6.58%

CLASS B SHARES
================================================================================

   1 YEAR                             5.13%        1.13%       5.13%       1.13%

   LIFE(5/1/97)                      11.32%        8.32%       6.64%       4.91%

CLASS C SHARES
================================================================================

   1 YEAR                             5.15%        4.15%       5.15%       4.15%

   LIFE(5/1/97)                      11.02%       11.02%       6.48%       6.48%

CLASS X SHARES
================================================================================

   1 YEAR                             5.38%        2.88%       5.38%       2.88%

   LIFE(5/1/95)                      25.02%       24.02%       6.28%       6.05%

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. MOP stands for Maximum Offering Price, and calculations for Class A returns at MOP include the 3.50% maximum initial sales charge. Class B returns at MOP include the applicable contingent deferred sales charge of 4% (1-year) and 3% (life of class). Class C returns for the 1-year period include the contingent deferred sales charge of 1%. Class X returns at MOP show results of hypothetical investments on 12/31/97 and 5/01/95, after deduction of the applicable contingent deferred sales charge of 2.50% (1-year) and 1% (life-of-class). An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. Class X shares are subject to an annual 0.50% asset-based sales charge. NAV stands for Net Asset Value, and returns at NAV do not reflect payment of any sales charge. The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

(1) A portion of the Fund's income distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, a portion of the Fund's distributions may increase that tax.

(2) Long-term bond and bond funds generally offer higher yields and greater volatility than shorter-term bonds and bond funds. Please refer to the table for the Fund's standardized performance figures. Lipper calculations do not include sales charges, which, if included, would affect results.

(3) The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend rate at any time without prior notice to shareholders. Additionally, the amount of those dividends and the dividends paid on Class B, Class C and Class X shares may vary over time, depending upon market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and distributions paid on Class A shares will generally be higher than dividends for Class B, Class C and Class X shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or distributions.

(4) Please refer to the table for the Fund's standardized performance figures.


                     5 LIMITED TERM NEW YORK MUNICIPAL FUND
should be aware that we find no cause for alarm in these electioneering platforms. Debt is more accurately weighted when compared to the borrower's ability to pay, and the level of New York State's personal income--ultimately the source for taxation to service this debt--is higher than ever before.

      During the past year, the Fund crossed the billion-dollar threshold in assets and the thousand-issue milestone, with 1054 different bonds as of 12/31/98. There was a slight increase in the average dollar weighted credit rating of the Fund's portfolio during 1998 and a slight lowering of its duration.(5)

      Remaining fully invested throughout the year, the Fund's investment strategy continued to consider issues across a broad range of market sectors, maturities, coupons and call features. For the past several years, we pursued utility tax-exempt bonds aggressively, believing that fears of deregulation created numerous buying opportunities. (The credit upgrades of Long Island Lighting and Niagara Mohawk referenced earlier give tangible support to our opinion.) And, while the Fund did decrease its percentage of holdings of healthcare bonds this year, investors should also be relieved to know that over 90% of these holdings have a "belt and suspenders" credit support of both the hospital's revenues and backup guarantees of U.S. government FHA insurance, bank letters of credit, or New York State appropriations.

      As we look towards 1999 we anticipate world markets, the impending Year 2000 event and "irrational exuberance" will continue to create fluctuations in the nation's economy, but believe it is unlikely that any of these events will lead to crisis. We believe the general strength of the New York State economy to be excellent, that taxes, necessary to repay debt, will continue, and that municipal bonds will offer investors good after-tax yields and returns on a relative basis.

      We will continue to manage the portfolio with an eye to reducing overall portfolio risk and adding value to the investment process. We believe that investors will benefit from our well-balanced portfolio. Going forward, we see modest but continued economic growth, very low inflation and the potential for more stable interest rates, if not further modest reductions--all combining to create attractive values for municipal securities.

      Naturally, as we uncover new opportunities, the Fund's portfolio holdings and allocations are subject to change.

(5) Duration is a measure of the Fund's volatility in response to changes in interest rates. Duration is directly related to price sensitivity to interest rate changes.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET.

      These graphs detail the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 1998. In the case of Class A shares, performance is measured from inception of the class on September 18, 1991. In the case of Class B and Class C shares, performance is measured from inception of the respective class on May 1, 1997. In the case of Class X shares, performance is measured from inception of the class on May 1, 1995. The Fund's performance reflects the deduction of the 3.50% maximum initial sales charge on Class A shares, and the applicable contingent deferred sales charge for Class B, Class C and Class X shares. The graphs assume that all dividends and capital gains distributions, if any, were reinvested in additional shares.

      The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index and the Merrill Lynch Municipal Index (3-7 years). The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market, i.e. municipal bonds that are exempt from federal tax, but not necessarily New York State or City taxes. The Merrill Lynch Municipal Index (3-7 years) is a subset of the Merrill Lynch Municipal Master Index and consists of municipal bonds having remaining maturities of between three and seven years. Therefore, it includes municipal bonds having maturities that more closely resemble those of the municipal bonds in which the Fund invests. While a comparison to the performance of the general municipal bond market is of interest, the Fund's investments are focused primarily on bonds having shorter maturities to attempt to reduce the effect of interest rate volatility. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index. The performance of the Fund is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate.

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN LIMITED TERM NEW YORK MUNICIPAL FUND, LEHMAN BROTHERS MUNICIPAL BOND INDEX AND MERRILL LYNCH MUNICIPAL INDEX

CLASS A SHARES

                              [Line graph omitted]

Average Annual Total Return of Class A Shares of the Fund at 12/31/98(1) 1 Year 2.23% 5 Year 4.85% Life of Class 6.58%

CLASS B SHARES

                              [Line graph omitted]

Average Annual Total Return of Class B Shares of the Fund at 12/31/98(2) 1 Year 1.12% Life of Class 4.91%

CLASS C SHARES

                              [Line graph omitted]

Average Annual Total Return of Class C Shares of the Fund at 12/31/98(3) 1 Year 4.15% Life of Class 6.48%

CLASS X SHARES

                              [Line graph omitted]

Average Annual Total Return of Class C Shares of the Fund at 12/31/98(4) 1 Year 2.88% Life of Class 6.05%

(1) The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

(2) Class B shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable 4% and 3% contingent deferred sales charges, respectively, for the one-year period and the life of the class. The ending account value in the graph is net of the applicable 3% contingent deferred sales charge.

(3) Class C shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period.

(4) Class X shares of the Fund were first publicly offered on 5/1/95. The average annual total returns are shown net of the applicable 2.5% and 1.5% contingent deferred sales charge for the one-year period and the life of the class. Class X shares are currently closed to investors.
Past performance is not predictive of future performance. Please note: graphs are not drawn to the same scale.


                     6 LIMITED TERM NEW YORK MUNICIPAL FUND

                     The Rochester Portfolio Management Team

[Photo of Portfolio Management Team (l to r)]

ANTHONY A. TANNER, CFA

Vice President and Portfolio Manager, Rochester Division

Joined the Rochester Funds Investment Team in June, 1991

RONALD H. FIELDING, CFA

Senior Vice President, Portfolio Manager and Chief Strategist, Rochester
Division

Founded the Rochester Funds Investment Team in May, 1983

[Photo of Portfolio Management Team (l to r)]

DANIEL G. LOUGHRAN, CFA

Vice President and Senior Research Analyst, Rochester Division

Joined the Rochester Funds Investment Team in October, 1994

RICHARD A. STEIN, CFA

Vice President - Credit Analysis, Rochester Division

Joined the Rochester Funds Investment Team in May, 1993

      Most investors recognize that the greatest advantage of fund investing is professional management: the devotion of an investment team to direct the fund's portfolio, reduce the potential impact of adversity, and to create an investment with the potential to earn strong yields.

      The strengths of our portfolio management -- our `Rochester Style'-- support this potential. In addition to reviewing the broad spectrum of New York municipal issues generally available, the management team pursues special situations that are often overlooked by the market in general. For example, we analyze unrated issues to determine the true risks involved and their value as an addition to the portfolio. In our opinion, some of these issues offer significant yield advantages that more than offset the increase in credit risk.

      Managing the Limited Term New York Municipal Fund also requires we consider a variety of issues with wide ranging maturities. When combined within the portfolio, these issues all average to an effective "limited term" maturity of no more than 5 years. Unlike funds that limit the scope of their research criteria to only those bonds with a specific maturity, this laddered approach not only diversifies (broadens) the Fund, but has the potential to both reduce risk and increase yield as well.

      Evaluating these unique opportunities takes time and effort, but we believe that, if you're paying for portfolio management, you should receive the extra effort and resources necessary to enhance the portfolio and produce potentially greater returns.

     Ron Fielding, the Fund's Portfolio Manager since inception in September of 1991, directs the long term investment strategies and overall composition of the portfolio. Under his management, the Fund's Portfolio Management Team researches investment opportunities and responds to the variety of issues presented in the New York State market.


                     7 LIMITED TERM NEW YORK MUNICIPAL FUND

WHY NOW IS A GOOD TIME FOR TAXABLE EQUIVALENT YIELD

     As of December 31, 1998, the opinion of many municipal bond fund managers - including us - is that municipal bonds are "cheap to Treasuries." And, while that may be a convoluted turn of phrase, it means good news to municipal bond and bond fund investors as they ponder investment outcomes in 1999 and beyond.

     During the later months of 1998, demand for municipal bonds did not keep pace with the demand for U.S. Treasury bonds, as global investors sought guaranteed investment returns secure from growing international instabilities. This demand served, in part, to decrease the yield on Treasury bonds, making Treasuries 'rich' and narrowing the spread, or difference, between their yields and the yields on municipal bonds of comparative maturities.

     Consider the example: On December 31, 1998, 5-year insured New York City municipal bonds yielded 3.8%, while the 5-year Treasury yielded 4.5%. But, while a highly rated municipal bond yields only 84% of its comparative Treasury, this is before any tax implications. On a pre-tax basis, the taxable equivalent yield on such a hypothetical investment could jump to 7.1%.

     Nearly 60% more yield than the comparable maturity Treasury bond for investors in the highest possible tax bracket.(1)

     Municipal bonds aren't typically this cheap relative to Treasuries, as the spread between the two yields tends to be considerably wider, because both issuers and investors of municipal debt recognize the significance of tax equivalent yields.

     To help you appreciate the significance, refer to the chart below. It will help you determine what you would need to earn from a taxable investment to match the hypothetical tax-free yields shown. (The specific yields depicted are not intended to be representative of any Rochester Fund, and are shown for illustrative purposes only.)

     (1) The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.


                          YIELD PERCENTAGE COMPARISON
                                 AS OF 12/31/98


                           5-Year Treasury Yield 4.5

                  5-Year Insured New York City Bond Yield 3.8

                          Taxable Equivalent Yield 7.1

            Data Source: Bloomberg Business News Taxable equivalent yield assumes the maximum combined federal, New York State and New York City income tax bracket. All figures are calculated as of 12/31/98.


                         TAX EXEMPT VS. TAXABLE YIELDS


                                        Effective Tax      This Taxable Rate          Effective Tax        Taxable Rate Needed
                                         Bracket NYC        Needed to Equal            Bracket NYS           to Equal Current
1999 Taxable Income                       Residents      Current Tax-Free Rate          Residents             Tax-Free Rate
-------------------------------------------------------------------------------------------------------------------------------
Single Return       Joint Return                         4.5%    5.0%    5.5%                              4.5%    5.0%    5.5%
-------------------------------------------------------------------------------------------------------------------------------
$25,001-$25,750     $40,001-$43,050         24.0%        5.9%    6.6%    7.2%             20.8%            5.7%    6.3%    7.0%
$25,751-$62,450     $43,051-$104,050        35.7%        7.0%    7.8%    8.6%             32.9%            6.7%    7.5%    8.2%
$62,451-$130,250    $104,051-$158,550       38.4%        7.3%    8.1%    8.9%             35.7%            7.0%    7.8%    8.6%
$130,251-$283,150   $158,551-$283,150       42.8%        7.9%    8.8%    9.6%             40.4%            7.6%    8.4%    9.2%
over $283,150       over $283,150           46.0%        8.3%    9.3%   10.2%             43.7%            8.0%    8.9%    9.8%


     The tax information and brackets listed above are believed to be current. The table assumes that an investor's highest tax bracket applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the alternative minimum tax and that state tax payments are fully deductible from federal tax payments. Your actual tax bracket will vary depending on your income, investments and deductions. You should consult your tax adviser regarding current tax legislation and how tax laws affect your own personal financial situation.


                     8 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
MUNICIPAL BONDS AND NOTES--101.2%
============================================================================================================================
NEW YORK--86.4%
  $   409,336    Albany Hsg. Authority                            0.000 %    10/01/12       10/01/02(a)     $       112,224
    1,975,000    Albany IDA (H. Johnson Office Park)              5.250      03/01/18       03/01/99(d)           1,996,172
      200,000    Albany IDA (Port of Albany)                      6.250      02/01/05       04/24/02(c)             210,796
       60,000    Albany IDA (Spectrapark)                         7.250      12/01/99           --                   61,346
       50,000    Albany IDA (Spectrapark)                         7.500      12/01/03       12/01/99(b)              51,116
    3,525,000    Albany IDA (Spectrapark)                         7.600      12/01/09 (s)   12/01/99(b)           3,605,370
       40,000    Albany Parking Authority                         0.000      09/15/02           --                   33,748
       25,000    Albany Parking Authority                         0.000      09/15/03           --                   20,054
      625,000    Albany Parking Authority                         0.000      09/15/04           --                  454,550
       20,000    Albany Parking Authority                         0.000      09/15/05           --                   14,513
    1,610,000    Albany Parking Authority                         6.850      11/01/12 (s)   11/01/01(b)           1,754,530
    5,040,000    Albany Parking Authority                         7.150      09/15/16 (s)   09/15/01(b)           5,408,676
      275,000    Albany Water Finance Authority                   7.500      12/01/17 (s)   12/01/99(b)             281,421
      645,000    Allegany County IDA (Alfred University)          6.900      09/01/99           --                  660,177
      100,000    Allegany County IDA (Atlantic Richfield)         6.625      09/01/16       09/01/02(b)             108,605
    4,800,000    Amherst IDA (Amherst Rink)                       5.550      10/01/17 (s)   10/01/09(b)           4,990,752
      430,000    Babylon IDA (WWH Ambulance)                      7.000      09/15/01       09/27/00(c)             447,299
       60,000    Baldwinsville Devel. Corp.                       7.200      06/01/10 (s)   07/01/99(b)              61,666
      710,000    Batavia Hsg. Authority (Trocaire Place) (i)      7.650      04/01/08       05/11/04(c)             713,550
      200,000    Battery Park City Authority                      5.650      12/01/13 (s)   12/01/99(b)             200,268
      680,000    Blauvelt Volunteer Fire Company                  6.000      10/15/08       10/03/04(c)             694,919
       40,000    Brookhaven GO                                    6.400      10/01/10       10/01/02(b)              44,072
      185,000    Brookhaven IDA (Dowling College)                 6.200      03/01/01           --                  192,370
      195,000    Brookhaven IDA (Dowling College)                 6.300      03/01/02           --                  205,690
      205,000    Brookhaven IDA (Dowling College)                 6.400      03/01/03           --                  219,473
    1,240,000    Carnegie Redevelopment Corp.                     6.250      09/01/05       11/02/02(c)           1,307,766
    1,550,000    Carnegie Redevelopment Corp.                     6.500      09/01/11       05/17/09(c)           1,672,961
      490,000    Clifton Park IDA (Caldor)                       11.250      12/01/12       12/01/99(b)             503,798
      835,000    Clifton Springs Hospital & Clinic                7.000      01/01/01       01/16/00(c)             856,960
       35,000    Colonie IDA (Homeowner Association)              7.250      10/01/02       04/01/99(b)              35,134
       20,000    Cortland County IDA (Paul Bunyon Products)       8.000      07/01/00 (s)   07/01/99(b)              20,442
      275,000    Dutchess County IDA (Bard College)               6.500      11/01/03           --                  300,415
    1,175,000    Dutchess County Res Rec (Solid Waste)            6.800      01/01/10 (s)   12/01/02(g)           1,324,178
      290,000    Elmira HDC                                       7.500      08/01/08       02/01/99(b)             299,054
       20,000    Elmira HDC                                       7.500      08/01/09       02/01/99(b)              20,624
      440,000    Erie County IDA (FMC Corp.)                      6.000      02/01/03 (s)   02/01/99(b)             456,047
      245,000    Erie County IDA (Medaille College)               7.400      12/30/02       02/19/01(c)             261,114
       35,000    Erie County IDA (Medishield)                     7.200      08/01/04       02/01/99(b)              35,191
      660,000    Erie County IDA (Mercy Hospital)                 5.900      06/01/03       12/12/01(c)             676,421
    2,410,000    Franklin County IDA (COP)                        8.125      08/01/06       02/16/04(c)           2,787,767
    1,390,000    Franklin County IDA (Correctional Facilities)    6.375      11/01/02       05/31/01(c)           1,436,718
       60,000    Franklin County IDA (Correctional Facilities)    6.750      11/01/12 (s)   11/01/02(b)              65,456
    2,120,000    Franklin County SWMA                             6.000      06/01/05       11/19/03(c)           2,208,256
    1,350,000    Franklin County SWMA                             6.125      06/01/09       12/28/07(c)           1,402,636
      130,000    Genesee County IDA (USGC)                        7.250      05/01/14       05/01/99(b)             136,318
      870,000    Hamilton Elderly Hsg. Corp.                     11.250      01/01/15 (s)   05/01/99(b)             906,462
       15,000    Hempstead IDA (UCP)                              7.500      10/01/09       10/01/99(b)              15,589
    1,080,000    Herkimer County IDA (Burrows Paper)              7.250      01/01/01       07/09/00(c)           1,105,801
    3,000,000    Herkimer County IDA (Burrows Paper)              8.000      01/01/09       10/28/05(c)           3,256,440
    2,700,000    Herkimer Hsg. Authority                          7.150      03/01/11 (s)   04/06/05(g)           2,955,933


                     9 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $ 2,000,000    Housing NY Corp.                                 5.500 %    11/01/10       11/01/05(b)     $     2,085,340
      440,000    Hudson IDA (Have, Inc.)                          7.125      12/01/07       05/27/04(c)             463,681
       90,000    Islip IDA (WJL Realty)                           7.400      03/01/99           --                   90,172
    1,160,000    Islip Res Rec                                    5.850      07/01/02           --                1,240,980
      330,000    Jamestown GO                                     7.000      03/15/99           --                  332,647
      250,000    Jamestown GO                                     7.000      03/15/00           --                  260,615
    2,965,000    Jamestown Hsg. Authority                         6.125      07/01/10       12/30/05(c)           3,116,037
   18,265,000    L.I. Power Authority                             5.750      12/01/24       06/01/08(b)          19,589,943
       70,752    Locke Fire District #1 (i)                       7.500      07/01/02       03/21/01(c)              75,974
    1,300,000    Lockport HDC                                     6.000      10/01/18       10/01/09(b)           1,368,822
    1,570,000    Madison County IDA (Morrisville College)         6.750      07/01/07       10/11/03(c)           1,649,238
      200,000    Medina Hsg. Corp.                                8.250      08/15/11 (s)   02/15/99(b)             206,600
      560,000    Middleton IDA (Fleurchem)                        7.125      12/01/08       01/15/05(c)             590,481
      700,000    Middleton IDA (Southwinds)                       7.250      03/01/03       04/21/01(c)             735,168
        5,000    Monroe County Airport Authority (GRIA)           0.000      01/01/04           --                    4,110
    2,590,000    Monroe County Airport Authority (GRIA)           7.250      01/01/09 (s)   01/01/00(b)           2,734,392
    8,610,000    Monroe County COP                                8.050      01/01/11       07/01/99(b)           8,972,395
       30,000    Monroe County GO                                 6.100      05/01/03           --                   30,577
    2,625,000    Monroe County IDA (Al Sigl Center)               6.125      12/15/08       12/07/04(c)           2,896,976
    1,090,000    Monroe County IDA (Al Sigl Center)               6.375      12/15/05       03/13/03(c)           1,141,263
    1,135,000    Monroe County IDA (Al Sigl Center)               6.750      12/15/10       01/31/09(c)           1,211,647
       10,000    Monroe County IDA (Cohber)                       7.500      12/01/00       06/01/99(b)              10,271
      100,000    Monroe County IDA (Cohber)                       7.550      12/01/01       06/01/99(b)             102,366
      820,000    Monroe County IDA (Geva Theatre)                 7.750      04/01/02       11/02/00(c)             822,517
      360,000    Monroe County IDA (Geva Theatre)                 7.750      04/01/03           --                  361,105
    1,840,000    Monroe County IDA (Piano Works)                  6.625      11/01/06       04/08/03(c)           1,948,174
      300,000    Monroe County IDA (Roberts Wesleyan College)     6.200      09/01/05           --                  308,871
      170,000    Monroe County IDA (West End Business)            6.750      12/01/04       09/27/02(c)             179,872
      885,000    Montgomery County IDA (Amsterdam) (i)            6.500      01/15/03       02/17/01(c)             619,500
       50,000    MTA Service Contract                             7.000      07/01/09 (s)   07/01/01(b)              54,938
       75,000    MTA Service Contract, Series 5                   6.000      07/01/18 (s)   07/01/01(b)              77,159
    6,495,000    MTA Service Contract, Series 7                   5.625      07/01/16 (s)   07/01/05(b)           6,748,954
      150,000    MTA Service Contract, Series P                   5.750      07/01/15 (s)   07/01/05(b)             157,431
   12,865,000    MTA Service Contract, Series P                   5.750      07/01/15 (s)   07/01/03(b)          13,502,332
    2,785,000    MTA Service Contract, Series R                   5.200      07/01/08           --                2,970,954
    5,160,000    MTA Service Contract, Series R                   5.200      07/01/08           --                5,504,533
    2,915,000    MTA Service Contract, Series R                   5.300      07/01/09           --                3,126,104
    1,420,000    MTA Service Contract, Series R                   5.300      07/01/09           --                1,522,836
    3,640,000    MTA Service Contract, Series R                   5.500      07/01/17 (s)   07/01/10(b)           3,811,735
    7,945,000    MTA, Series A                                    5.500      07/01/14       07/01/10(b)           8,428,453
    5,000,000    MTA, Series A                                    5.500      07/01/15       07/01/10(b)           5,270,900
       15,000    MTA, Series H                                    5.500      07/01/14       02/01/99(b)              15,000
       65,000    MTA, Series K                                    6.250      07/01/11 (s)   07/01/02(b)              71,084
       20,000    Nassau County GO                                 6.375      05/15/13       05/15/02(b)              21,835
      345,000    Nassau County IDA (ACLDD)                        7.250      10/01/04       06/06/02(c)             365,100
      895,000    New Rochelle IDA (CNR)                           6.000      07/01/02       01/26/01(c)             954,428
      260,000    New Rochelle IDA (CNR)                           6.300      07/01/03           --                  283,431
      275,000    New Rochelle IDA (CNR)                           6.400      07/01/04           --                  299,821
      245,000    Newark Sr. Citizen Hsg. Corp.                    9.000      03/01/11       03/01/99(b)             264,294
    2,035,000    Newark/Wayne Community Hospital                  7.600      09/01/15 (s)   04/26/03(g)           2,201,666
    1,000,000    Niagara County IDA (Niagara University)          5.250      10/01/18 (s)   10/01/10(b)           1,028,920
    1,750,000    Niagara County IDA (Sevenson Hotel)              5.750      05/01/03       04/30/01(c)           1,771,665


                     10 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $ 1,290,000    Niagara Falls HDC (Niagara Towers)               5.150 %    10/01/10       01/23/09(c)     $     1,315,671
      115,000    Niagara Frontier Transit Authority               7.000      02/15/00       02/15/99(b)             117,645
      575,000    North Country Devel. Authority                   6.600      07/01/02           --                  595,982
    2,995,000    North Country Devel. Authority                   6.750      07/01/12 (s)   07/01/99(b)           3,106,504
      170,000    NYC GO                                           0.000      04/01/00           --                  162,205
    2,000,000    NYC GO                                           0.000      08/15/00           --                1,880,620
    1,500,000    NYC GO                                           0.000      02/01/01           --                1,383,180
      630,000    NYC GO                                           0.000      04/01/01           --                  577,181
       50,000    NYC GO                                           0.000      08/15/01           --                   45,149
    1,460,000    NYC GO                                           0.000      02/01/02           --                1,289,049
    1,000,000    NYC GO                                           0.000      02/01/03           --                  842,890
   18,125,000    NYC GO                                           5.125      08/01/10       02/01/08(b)          19,108,644
    2,000,000    NYC GO                                           5.375      08/01/15       08/01/10(b)           2,087,620
       20,000    NYC GO                                           5.500      10/01/14       10/01/05(b)              20,865
       15,000    NYC GO                                           5.600      12/01/10       06/01/99(b)              15,070
       10,000    NYC GO                                           5.625      10/01/13       10/01/05(b)              10,463
       15,000    NYC GO                                           5.625      08/01/14       08/01/06(b)              15,744
      140,000    NYC GO                                           5.750      08/15/11       08/15/05(b)             149,047
       45,000    NYC GO                                           5.750      05/15/12       05/15/05(b)              49,075
       45,000    NYC GO                                           5.750      05/15/12       05/15/05(b)              47,442
       20,000    NYC GO                                           5.750      08/15/12       08/15/05(b)              21,126
       20,000    NYC GO                                           5.750      08/15/12       08/15/03(b)              21,859
       35,000    NYC GO                                           5.750      05/15/13       05/15/05(b)              36,979
      465,000    NYC GO                                           5.750      08/01/13       08/01/09(b)             504,971
       80,000    NYC GO                                           5.750      08/15/13       08/15/05(b)              84,502
      280,000    NYC GO                                           5.750      08/15/13       08/15/05(b)             295,758
       55,000    NYC GO                                           5.750      10/15/13       10/15/09(b)              59,212
      130,000    NYC GO                                           5.750      02/01/14 (s)   02/01/08(b)             139,655
        5,000    NYC GO                                           5.750      05/15/14       05/15/03(b)               5,446
       10,000    NYC GO                                           5.750      05/15/14       05/15/03(b)              10,537
    1,665,000    NYC GO                                           5.750      08/15/14       08/15/05(b)           1,758,706
       65,000    NYC GO                                           5.750      08/18/14       08/15/05(b)              68,658
      135,000    NYC GO                                           5.750      02/01/15 (s)   02/01/08(b)             143,689
      170,000    NYC GO                                           5.750      08/01/15       08/01/05(b)             179,301
       25,000    NYC GO                                           5.750      08/01/15       08/01/05(b)              26,478
       75,000    NYC GO                                           5.750      08/15/15       08/15/05(b)              79,125
      605,000    NYC GO                                           5.750      08/15/16       08/15/05(b)             635,438
       70,000    NYC GO                                           5.750      02/01/19 (s)   02/01/08(b)              74,202
       60,000    NYC GO                                           5.800      08/01/13       08/01/05(b)              63,481
      445,000    NYC GO                                           5.875      03/15/13       03/15/06(b)             484,325
       50,000    NYC GO                                           6.000      08/01/06       08/01/99(b)              50,831
        5,000    NYC GO                                           6.000      08/01/06       08/01/99(a)               5,085
       45,000    NYC GO                                           6.000      08/01/06       08/01/99(b)              45,675
    1,750,000    NYC GO                                           6.000      04/15/09           --                1,962,817
       30,000    NYC GO                                           6.000      08/01/10       08/01/03(b)              32,601
       55,000    NYC GO                                           6.000      02/01/11       02/01/06(b)              60,747
       50,000    NYC GO                                           6.000      02/15/11       02/15/05(b)              55,839
       25,000    NYC GO                                           6.000      02/15/11       02/15/07(b)              27,433
       30,000    NYC GO                                           6.000      08/01/11       02/01/99(b)              30,065
        5,000    NYC GO                                           6.000      08/01/11       02/01/99(b)               5,011
       15,000    NYC GO                                           6.000      02/15/12       02/15/05(b)              16,752
       90,000    NYC GO                                           6.000      02/15/12       02/15/05(b)              98,761


                     11 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $    30,000    NYC GO                                           6.000 %    08/01/12       02/01/99(b)     $        30,066
       15,000    NYC GO                                           6.000      02/15/14       02/15/05(b)              16,726
       20,000    NYC GO                                           6.000      02/15/14       02/15/05(b)              21,834
       15,000    NYC GO                                           6.000      02/15/15       02/15/05(b)              16,726
       25,000    NYC GO                                           6.000      02/15/15       02/15/05(b)              27,292
       15,000    NYC GO                                           6.000      05/15/15       05/15/05(b)              16,489
       20,000    NYC GO                                           6.000      05/15/15       05/15/05(b)              21,654
       10,000    NYC GO                                           6.000      08/01/16 (s)   08/01/06(b)              10,863
       50,000    NYC GO                                           6.000      08/01/16 (s)   08/01/06(b)              55,065
    1,130,000    NYC GO                                           6.000      08/01/17 (s)   08/01/07(b)           1,233,192
    1,530,000    NYC GO                                           6.000      08/01/17 (s)   08/01/07(b)           1,669,720
       55,000    NYC GO                                           6.000      05/15/19       05/15/03(a)              60,529
       10,000    NYC GO                                           6.000      05/15/19       05/15/03(b)              10,649
       10,000    NYC GO                                           6.000      02/15/25       02/15/07(b)              10,734
      100,000    NYC GO                                           6.125      08/01/10       08/01/04(b)             110,720
       65,000    NYC GO                                           6.125      08/01/11       08/01/04(b)              71,848
    2,500,000    NYC GO                                           6.250      08/01/08       08/01/06(b)           2,830,625
       30,000    NYC GO                                           6.250      10/01/08       10/01/02(b)              33,062
       15,000    NYC GO                                           6.250      10/01/08       10/01/02(b)              16,440
   10,550,000    NYC GO                                           6.250      08/01/09       08/01/06(b)          11,945,237
      205,000    NYC GO                                           6.250      08/01/10       08/01/06(b)             231,558
       75,000    NYC GO                                           6.250      08/01/10       08/01/04(b)              83,502
    2,000,000    NYC GO                                           6.250      08/01/12       08/01/06(b)           2,242,580
    4,270,000    NYC GO                                           6.250      08/01/13       08/01/06(b)           4,767,455
        5,000    NYC GO                                           6.250      04/01/16       04/01/06(b)               5,731
       45,000    NYC GO                                           6.250      04/01/16       04/01/06(b)              49,503
       10,000    NYC GO                                           6.250      08/01/16       08/01/02(b)              10,803
       40,000    NYC GO                                           6.250      08/01/17 (s)   08/01/06(b)              44,215
       45,000    NYC GO                                           6.250      08/01/19       08/01/02(b)              48,639
       75,000    NYC GO                                           6.250      08/01/21       08/01/02(b)              78,891
      175,000    NYC GO                                           6.300      08/15/08       08/15/05(b)             199,363
      875,000    NYC GO                                           6.300      08/15/08       08/15/05(b)             982,712
       45,000    NYC GO                                           6.375      02/15/06       02/15/05(a)              51,164
      955,000    NYC GO                                           6.375      02/15/06           --                1,069,504
       90,000    NYC GO                                           6.375      08/01/06       08/01/02(a)              99,238
      530,000    NYC GO                                           6.375      08/01/06       08/01/02(b)             578,511
      670,000    NYC GO                                           6.375      08/01/07       08/01/02(a)             738,775
    1,445,000    NYC GO                                           6.375      08/01/07       08/01/02(b)           1,565,802
    2,835,000    NYC GO                                           6.375      08/15/09       08/15/05(a)           3,247,294
   10,665,000    NYC GO                                           6.375      08/15/09       08/15/05(b)          12,020,202
      395,000    NYC GO                                           6.375      08/01/10       08/01/05(a)             452,176
    1,495,000    NYC GO                                           6.375      08/01/10       08/01/05(b)           1,684,192
      215,000    NYC GO                                           6.375      08/15/10       08/15/05(a)             246,267
      815,000    NYC GO                                           6.375      08/15/10       08/15/05(b)             918,562
       30,000    NYC GO                                           6.375      08/15/11       08/15/05(a)              34,363
      105,000    NYC GO                                           6.375      08/15/11       08/15/05(b)             118,051
    2,100,000    NYC GO                                           6.375      08/01/12       08/15/05(a)           2,405,403
    7,900,000    NYC GO                                           6.375      08/01/12       08/15/05(b)           8,819,165
       15,000    NYC GO                                           6.500      08/01/05       08/01/02(a)              16,586
       95,000    NYC GO                                           6.500      08/01/05       08/01/02(b)             104,088
       20,000    NYC GO                                           6.500      08/01/06       08/01/02(b)              21,913
      600,000    NYC GO                                           6.500      02/15/08       02/15/05(a)             686,226


                     12 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $    20,000    NYC GO                                           6.500 %    08/01/08       08/01/02(a)     $        22,115
      105,000    NYC GO                                           6.500      08/01/08       08/01/02(b)             115,044
    4,275,000    NYC GO                                           6.500      08/01/11       08/01/02(a)           4,731,613
    8,725,000    NYC GO                                           6.500      08/01/11       08/01/02(b)           9,543,143
       35,000    NYC GO                                           6.500      08/01/12       08/01/02(a)              38,738
       65,000    NYC GO                                           6.500      08/01/12       08/01/02(b)              70,799
       25,000    NYC GO                                           6.500      08/01/13       08/01/02(a)              27,670
       55,000    NYC GO                                           6.500      08/01/13       08/01/02(b)              60,157
       22,000    NYC GO                                           6.500      08/01/14       08/01/05(a)              25,342
       78,000    NYC GO                                           6.500      08/01/14       08/15/05(b)              87,966
        5,000    NYC GO                                           6.500      12/01/15       06/01/99(b)               5,098
       10,000    NYC GO                                           6.500      08/01/16       08/01/05(a)              11,519
       40,000    NYC GO                                           6.500      08/01/16       08/01/05(b)              44,867
       10,000    NYC GO                                           6.500      08/01/19       08/01/05(b)              11,519
       70,000    NYC GO                                           6.500      08/01/19 (s)   08/01/05(b)              78,517
    1,175,000    NYC GO                                           6.600      02/15/10       02/15/05(a)           1,350,181
      270,000    NYC GO                                           6.600      02/15/10 (s)   02/15/05(b)             305,616
    4,625,000    NYC GO                                           6.600      10/01/16       10/01/02(a)           5,143,000
    9,375,000    NYC GO                                           6.600      10/01/16       10/01/02(b)          10,271,156
    9,800,000    NYC GO                                           6.625      02/15/14       02/15/05(a)          11,274,312
      200,000    NYC GO                                           6.625      02/15/14       02/15/05(b)             224,638
    1,520,000    NYC GO                                           6.750      10/01/05       10/01/02(a)           1,701,549
       30,000    NYC GO                                           6.750      10/01/05       10/01/02(b)              33,232
       25,000    NYC GO                                           6.750      10/01/06       10/01/02(b)              27,958
       15,000    NYC GO                                           6.750      10/01/06       10/01/02(b)              16,522
        5,000    NYC GO                                           6.750      01/15/12       01/15/99(b)               5,076
       55,000    NYC GO                                           6.750      10/01/17       10/01/02(a)              61,508
       15,000    NYC GO                                           7.000      08/15/99       02/15/99(b)              15,182
      210,000    NYC GO                                           7.000      02/01/00       02/01/99(b)             211,714
       50,000    NYC GO                                           7.000      02/01/00       02/01/99(b)              50,401
       10,000    NYC GO                                           7.000      08/01/00       02/01/99(b)              10,107
       65,000    NYC GO                                           7.000      02/01/01       02/01/99(b)              69,549
      425,000    NYC GO                                           7.000      02/01/01       02/01/99(b)             428,272
       20,000    NYC GO                                           7.000      02/01/01       02/01/99(b)              20,161
        5,000    NYC GO                                           7.000      02/01/02       02/01/99(a)               5,485
       20,000    NYC GO                                           7.000      08/15/02       02/15/99(b)              20,289
       35,000    NYC GO                                           7.000      02/01/03       02/01/99(b)              35,285
        5,000    NYC GO                                           7.000      08/01/05       08/01/99(b)               5,054
    2,860,000    NYC GO                                           7.000      02/01/06       02/01/02(a)           3,173,313
      390,000    NYC GO                                           7.000      02/01/06       02/01/02(b)             429,214
       60,000    NYC GO                                           7.000      12/01/06       06/01/99(b)              61,402
      365,000    NYC GO                                           7.000      08/01/07           --                  433,792
        5,000    NYC GO                                           7.000      08/01/07       02/01/99(b)               5,054
        5,000    NYC GO                                           7.000      12/01/08       06/01/99(b)               5,111
        5,000    NYC GO                                           7.000      02/01/09       02/01/99(b)               5,039
        5,000    NYC GO                                           7.000      08/01/09       02/01/99(b)               5,052
       10,000    NYC GO                                           7.000      08/01/09       02/01/99(b)              10,107
      715,000    NYC GO                                           7.000      10/01/09       10/01/02(a)             805,798
       15,000    NYC GO                                           7.000      10/01/09       10/01/02(b)              16,745
       50,000    NYC GO                                           7.000      10/01/10       10/01/02(a)              56,406
        5,000    NYC GO                                           7.000      10/01/10       10/01/02(b)               5,582
        5,000    NYC GO                                           7.000      12/01/10       06/01/99(b)               5,111


                     13 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $     5,000    NYC GO                                           7.000 %    02/01/11       02/01/99(a)     $         5,040
       30,000    NYC GO                                           7.000      02/01/12       02/01/99(b)              30,240
    8,960,000    NYC GO                                           7.000      10/01/13       10/01/02(a)          10,097,830
      185,000    NYC GO                                           7.000      10/01/13       10/01/02(b)             206,238
       25,000    NYC GO                                           7.000      10/01/14       10/01/02(a)              28,203
       25,000    NYC GO                                           7.000      10/01/15       10/01/99(b)              25,697
    2,000,000    NYC GO                                           7.000      02/01/16       02/01/02(b)           2,194,180
       10,000    NYC GO                                           7.000      08/01/16       08/01/02(a)              11,234
        5,000    NYC GO                                           7.000      08/01/16       08/01/02(b)               5,546
    1,360,000    NYC GO                                           7.000      08/15/16       08/15/04(a)           1,585,094
       70,000    NYC GO                                           7.000      10/01/16       10/01/99(b)              71,821
       15,000    NYC GO                                           7.000      02/01/17       02/01/02(b)              16,456
       20,000    NYC GO                                           7.000      02/01/18       02/01/02(b)              21,942
       35,000    NYC GO                                           7.000      10/01/18       10/01/99(b)              35,976
       15,000    NYC GO                                           7.000      10/01/19       10/01/99(b)              15,390
       10,000    NYC GO                                           7.100      02/01/04       02/01/99(b)              10,074
      100,000    NYC GO                                           7.100      08/15/07       08/15/04(a)             116,864
    2,010,000    NYC GO                                           7.100      02/01/09       02/01/02(a)           2,235,763
      265,000    NYC GO                                           7.100      02/01/09       02/01/02(b)             292,406
      170,000    NYC GO                                           7.100      02/01/10       02/01/02(a)             189,094
       30,000    NYC GO                                           7.100      02/01/10       02/01/02(b)              33,103
       25,000    NYC GO                                           7.200      08/01/01       02/01/99(b)              25,267
        5,000    NYC GO                                           7.200      08/01/02       08/01/00(a)               5,369
       30,000    NYC GO                                           7.200      08/01/02       08/01/00(b)              31,982
        5,000    NYC GO                                           7.200      02/01/05       02/01/99(a)               5,041
    1,450,000    NYC GO                                           7.200      08/15/08       08/15/04(b)           1,701,473
       20,000    NYC GO                                           7.200      02/01/15       02/01/02(a)              22,302
      100,000    NYC GO                                           7.250      02/01/07       02/01/99(b)             100,836
        5,000    NYC GO                                           7.250      02/01/07       02/01/99(b)               5,040
       15,000    NYC GO                                           7.250      08/15/17       08/15/99(b)              15,596
    5,000,000    NYC GO                                           7.250      08/15/19       08/15/04(a)           5,887,400
      360,000    NYC GO                                           7.250      08/15/24       08/15/01(a)             392,911
       10,000    NYC GO                                           7.250      08/15/24 (s)   08/15/01(b)              10,799
      500,000    NYC GO                                           7.400      02/01/00           --                  521,855
       10,000    NYC GO                                           7.400      08/15/00       02/15/99(b)              10,147
      265,000    NYC GO                                           7.400      02/01/02           --                  293,458
       20,000    NYC GO                                           7.400      02/01/02           --                   22,071
        5,000    NYC GO                                           7.500      08/01/01       08/01/99(b)               5,191
        5,000    NYC GO                                           7.500      08/15/01       02/15/99(b)               5,062
       90,000    NYC GO                                           7.500      08/15/03       08/15/99(b)              93,582
       20,000    NYC GO                                           7.500      12/01/03       12/01/99(b)              20,360
   10,125,000    NYC GO                                           7.500      02/01/04       02/01/02(b)          11,288,565
       15,000    NYC GO                                           7.500      02/01/05       02/01/02(a)              16,855
       65,000    NYC GO                                           7.500      02/01/05       02/01/02(b)              72,470
        5,000    NYC GO                                           7.500      08/15/05       02/15/99(b)               5,062
    6,450,000    NYC GO                                           7.500      02/01/06       02/01/02(b)           7,191,234
       20,000    NYC GO                                           7.500      08/15/06       08/15/99(b)              20,796
      220,000    NYC GO                                           7.500      02/01/07       02/01/02(b)             245,282
    2,425,000    NYC GO                                           7.500      02/01/09       02/01/02(b)           2,703,681
       15,000    NYC GO                                           7.500      03/15/09       03/15/00(b)              15,973
      155,000    NYC GO                                           7.500      03/15/09       03/15/00(b)             164,475
       50,000    NYC GO                                           7.625      02/01/13       02/01/02(a)              56,412


                     14 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $ 3,980,000    NYC GO                                           7.650 %    02/01/07       02/01/02(a)     $     4,493,261
       40,000    NYC GO                                           7.650      02/01/07       02/01/02(b)              44,769
      295,000    NYC GO                                           7.700      02/01/09       02/01/02(a)             333,468
        5,000    NYC GO                                           7.700      02/01/09       02/01/02(b)               5,603
      370,000    NYC GO                                           7.750      08/15/01       08/15/99(b)             385,292
      595,000    NYC GO                                           7.750      08/15/05       08/15/01(a)             664,912
       55,000    NYC GO                                           7.750      08/15/05       08/15/01(b)              60,998
      310,000    NYC GO                                           7.750      08/15/06       08/15/01(a)             346,425
      205,000    NYC GO                                           7.750      08/15/06       08/15/01(b)             227,355
    1,460,000    NYC GO                                           7.750      08/15/07       02/01/03(a)           1,631,550
       40,000    NYC GO                                           7.750      08/15/07       08/15/01(b)              44,362
    1,530,000    NYC GO                                           7.750      08/15/09       08/15/01(a)           1,709,775
       25,000    NYC GO                                           7.750      08/15/09       08/15/01(b)              27,726
       55,000    NYC GO                                           7.750      02/01/10       02/01/02(b)              62,148
        5,000    NYC GO                                           7.750      02/01/10       02/01/02(b)               5,611
       45,000    NYC GO                                           7.750      08/15/11       08/15/01(a)              50,287
      160,000    NYC GO                                           7.750      08/15/12       08/15/01(a)             178,800
       20,000    NYC GO                                           7.750      08/15/12       08/15/01(b)              22,168
        5,000    NYC GO                                           7.875      08/01/00       02/01/99(b)               5,093
       40,000    NYC GO                                           7.875      08/01/04       08/01/00(b)              43,166
       15,000    NYC GO                                           8.000      08/01/01       02/01/99(b)              15,276
        5,000    NYC GO                                           8.000      08/01/03       02/01/99(b)               5,093
    1,560,000    NYC GO                                           8.000      08/01/03       08/01/01(a)           1,750,585
      125,000    NYC GO                                           8.000      08/01/03       08/01/01(b)             139,229
      110,000    NYC GO                                           8.250      11/15/10       11/15/01(a)             125,429
        5,000    NYC GO                                           8.250      08/01/11       08/01/01(b)               5,597
    1,355,000    NYC GO CAB                                       0.000 (t)  05/15/14       05/15/08(b)           1,159,568
       10,000    NYC GO DIAMONDS                                  0.000 (t)  08/01/07       08/01/02(b)               8,592
   11,870,000    NYC GO Indexed Inverse Floater                   2.730 (r)  08/15/10       08/15/05(b)          12,603,566
    2,000,000    NYC GO LIMO                                      0.000 (t)  02/01/04       02/01/00(b)           2,051,940
    1,950,000    NYC GO LIMO                                      0.000 (t)  02/01/07       02/01/02(e)           1,727,895
      115,000    NYC GO PRAMS                                     0.000 (t)  10/01/06       10/01/02(b)              98,941
       50,000    NYC GO PRAMS                                     0.000 (t)  02/01/12       02/01/02(b)              45,126
      500,000    NYC HDC (Barclay Avenue)                         5.750      04/01/07       07/29/03(c)             522,990
    1,715,000    NYC HDC (Multi-Family)                           6.550      10/01/15 (s)   04/01/03(b)           1,845,340
      110,000    NYC HDC (Multi-Family)                           7.300      06/01/10 (s)   06/01/01(b)             117,560
       30,000    NYC HDC (Multi-Family)                           7.350      06/01/19 (s)   06/01/01(b)              32,095
    9,810,000    NYC HDC (Multi-Family), Series A                 5.500      11/01/09 (s)   05/01/08(b)          10,450,201
    5,000,000    NYC HDC (Multi-Family), Series A                 5.625      05/01/12 (s)   05/01/08(b)           5,287,750
    5,145,000    NYC HDC (Multi-Family), Series B                 5.700      11/01/13 (s)   05/01/05(b)           5,343,700
    1,540,000    NYC HDC (Multi-Family), Series B                 5.850      05/01/26 (s)   05/01/05(b)           1,605,943
    1,970,000    NYC HDC (Pass Through Certificate) (i)           6.500      09/20/03       11/20/02(c)           2,074,154
      705,000    NYC HDC (South Bronx Cooperatives)               8.100      09/01/23 (s)   08/24/00(g)             748,936
    1,670,000    NYC HDC (South Williamsburg Cooperatives)        7.900      02/01/23 (s)   01/27/00(g)           1,746,569
    2,600,000    NYC Health & Hospital Corp.                      5.625      02/15/13 (s)   02/15/05(b)           2,783,508
    1,000,000    NYC Hsg. Authority, Series A                     5.650      07/01/10 (s)   05/17/09(g)           1,056,790
    1,985,000    NYC IDA (Acme Architectural Products)            5.875      11/01/09       10/23/05(c)           1,989,863
      960,000    NYC IDA (ALA Realty)                             7.000      12/01/05       03/06/03(c)           1,034,323
    1,800,000    NYC IDA (American Airlines)                      6.900      08/01/24       08/01/04(b)           1,995,768
    4,030,000    NYC IDA (American Airlines)                      7.750      07/01/19       07/01/99(b)           4,122,085
    8,540,000    NYC IDA (American Airlines)                      8.000      07/01/20       07/01/99(b)           8,736,932
      575,000    NYC IDA (Amster Novelty) (u)                     7.375      12/01/05       07/27/02(c)             373,750


                     15 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $   740,000    NYC IDA (Atlantic Veal & Lamb)                   7.250 %    12/01/08       12/30/04(c)     $       781,425
      370,000    NYC IDA (BHMS)                                   7.500      01/01/07       11/07/03(c)             386,291
    2,095,000    NYC IDA (Blood Center)                           6.800      05/01/02       03/22/01(c)           2,287,970
      785,000    NYC IDA (CCM)                                    5.750      11/01/08       02/22/04(c)             788,509
      310,000    NYC IDA (CCM)                                    5.750      11/01/08       10/08/04(c)             310,434
      700,000    NYC IDA (CCM)                                    7.250      12/01/06       11/02/03(c)             742,077
      360,000    NYC IDA (CNR)                                    6.200      09/01/10 (s)   09/01/05(b)             397,382
      615,000    NYC IDA (College of Aeronautics)                 5.500      05/01/12       05/01/10(b)             636,199
      450,000    NYC IDA (College of Aeronautics)                 5.500      05/01/13       05/01/10(b)             462,388
    1,205,000    NYC IDA (Composite Offering XIV), Series C       7.625      11/01/09 (s)   05/01/99(b)           1,210,880
    1,026,876    NYC IDA (Cummins Engine)                         6.500      03/01/05       04/30/02(c)           1,033,992
      740,000    NYC IDA (EPG)                                    7.400      07/30/02       03/01/01(c)             799,045
    1,000,000    NYC IDA (Essie Cosmetics)                        5.500      11/01/08       10/13/04(c)           1,002,710
       45,000    NYC IDA (Federation Protestant Welfare)          6.950      11/01/11 (s)   11/01/01(b)              48,973
    1,815,000    NYC IDA (Friends Seminary School)                6.125      12/01/07       11/30/03(c)           1,827,179
    1,440,000    NYC IDA (Gabrielli Truck Sales)                  7.250      12/01/07       05/23/04(c)           1,506,427
    1,515,000    NYC IDA (JBFS)                                   6.500      12/15/02       07/13/01(c)           1,587,690
      450,000    NYC IDA (Koenig Manufacturing)                   7.375      12/01/10       05/08/06(c)             476,059
       25,000    NYC IDA (Lighthouse)                             6.375      07/01/10 (s)   07/01/02(b)              27,534
      150,000    NYC IDA (Lighthouse)                             6.500      07/01/22 (s)   07/01/02(b)             165,811
    1,340,000    NYC IDA (Little Red Schoolhouse)                 5.750      11/01/07       03/15/04(c)           1,341,353
    2,000,000    NYC IDA (Northwest Airlines)                     6.000      06/01/27       06/01/09(b)           2,067,160
      435,000    NYC IDA (Ohel Children's Home and Family
                 Services)                                        7.125      03/15/03       05/08/01(c)             447,393
    2,965,000    NYC IDA (Plaza Packaging)                        7.650      12/01/09 (s)   12/01/99(b)           3,100,412
      695,000    NYC IDA (Precision Gear)                         5.875      11/01/09       10/26/05(c)             694,986
      650,000    NYC IDA (Promotional Slideguide)                 7.000      12/01/05       03/15/03(c)             694,544
       50,000    NYC IDA (Sharif Designs)                         7.375      11/01/09       05/01/99(b)              50,154
    3,255,000    NYC IDA (St. Bernard's School)                   6.125      12/01/11       09/29/06(c)           3,268,118
       50,000    NYC IDA (St. Christopher Ottilie)                6.750      07/01/99           --                   50,870
      215,000    NYC IDA (Streamline Plastics)                    7.125      12/01/05       03/21/03(c)             227,190
   13,180,000    NYC IDA (Terminal One Group Assoc.)              6.000      01/01/15 (s)   01/01/04(b)          14,086,652
      170,000    NYC IDA (Terminal One Group Assoc.)              6.000      01/01/19 (s)   01/01/06(b)             180,834
    1,135,000    NYC IDA (Terminal One Group Assoc.)              6.125      01/01/24 (s)   01/01/04(b)           1,207,833
      160,000    NYC IDA (United Nations School)                  6.050      12/01/05           --                  174,206
      170,000    NYC IDA (United Nations School)                  6.100      12/01/06           --                  186,293
      180,000    NYC IDA (United Nations School)                  6.150      12/01/07           --                  198,439
    1,900,000    NYC IDA (Visy Paper)                             7.550      01/01/05       06/21/02(c)           2,031,309
    4,000,000    NYC IDA (Visy Paper)                             7.800      01/01/16 (s)   01/01/06(b)           4,446,200
       60,000    NYC IDA, Series B                                8.125      11/01/09 (s)   05/01/99(b)              60,947
      275,000    NYC Municipal Water Finance Authority            5.750      06/15/16 (s)   06/15/07(b)             295,911
       40,000    NYC Municipal Water Finance Authority            5.750      06/15/18 (s)   06/15/04(b)              41,835
      140,000    NYC Municipal Water Finance Authority            5.750      06/15/18 (s)   06/15/04(b)             146,423
       25,000    NYC Public Hsg. Authority                        6.000      01/01/04       07/01/99(b)              25,599
    2,085,000    NYS COP                                          7.625      03/01/09 (s)   05/18/01(g)           2,282,470
    2,670,000    NYS Dorm (4201 Schools Program)                  5.250      07/01/13       07/01/11(b)           2,775,251
    3,340,000    NYS Dorm (4201 Schools Program)                  5.250      07/01/14       07/01/11(b)           3,453,727
    2,000,000    NYS Dorm (4201 Schools Program)                  5.250      07/01/15       07/01/11(b)           2,054,780
    1,300,000    NYS Dorm (853 Schools Program)                   5.500      07/01/18       07/01/10(b)           1,372,982
       30,000    NYS Dorm (Adelphi University)                    8.000      07/01/02       07/01/99(b)              30,565
       25,000    NYS Dorm (Adelphi University)                    8.200      07/01/05       07/01/99(b)              25,475
      200,000    NYS Dorm (Adelphi University)                    8.250      07/01/06       07/01/99(b)             203,808
      700,000    NYS Dorm (Albany County Airport)                 5.250      04/01/11           --                  737,590


                     16 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $    20,000    NYS Dorm (Albany Law School)                     7.900 %    07/01/01       07/01/99(b)     $        20,176
    3,130,000    NYS Dorm (City University)                       5.250      07/01/14       07/01/10(b)           3,278,769
    1,500,000    NYS Dorm (City University)                       5.500      07/01/05           --                1,620,105
    2,020,000    NYS Dorm (City University)                       5.500      07/01/06           --                2,189,478
    1,050,000    NYS Dorm (City University)                       5.600      07/01/10 (s)   07/01/05(b)           1,113,682
    1,900,000    NYS Dorm (City University)                       6.000      07/01/10       07/01/06(b)           2,112,078
       35,000    NYS Dorm (City University)                       6.000      07/01/16 (s)   07/01/00(b)              35,670
       50,000    NYS Dorm (Dept. of Health)                       5.900      07/01/09       07/01/04(b)              54,416
       15,000    NYS Dorm (ECC)                                   7.100      07/01/09 (s)   07/01/99(b)              15,049
      635,000    NYS Dorm (Hebrew School)                         5.625      02/01/17       02/01/09(b)             668,934
       10,000    NYS Dorm (Higher Education)                      8.200      12/01/99       06/01/99(b)              10,084
       70,000    NYS Dorm (Higher Education)                      8.500      06/01/03 (s)   12/01/99(b)              70,614
    1,000,000    NYS Dorm (Ideal Senior Living Center)            5.900      08/01/26       08/01/06(b)           1,060,780
       90,000    NYS Dorm (Iroquois Nursing)                      7.000      02/01/15       02/01/01(b)              96,184
       40,000    NYS Dorm (Jewish Geriatric)                      7.150      08/01/14       08/01/04(b)              46,219
       50,000    NYS Dorm (Jewish Geriatric)                      7.350      08/01/29 (s)   08/01/04(b)              57,623
       20,000    NYS Dorm (JGB Health Facilities)                 7.000      07/01/09 (s)   07/01/99(b)              20,058
       25,000    NYS Dorm (Manhattan College)                     6.500      07/01/19 (s)   07/01/02(b)              27,256
      750,000    NYS Dorm (MEET)                                  5.375      07/01/12       06/18/10(c)             755,085
    1,300,000    NYS Dorm (Mental Health)                         5.625      02/15/21 (s)   02/15/09(b)           1,373,892
       75,000    NYS Dorm (MHMC)                                  8.625      07/01/10 (s)   07/01/99(b)              75,257
   10,000,000    NYS Dorm (Montefiore Medical Center)             5.250      02/01/15       02/15/09(b)          10,375,400
       35,000    NYS Dorm (Mount Sinai)                           6.750      07/01/15 (s)   07/01/01(b)              38,003
       50,000    NYS Dorm (Nursing Homes)                         5.500      07/01/10 (s)   07/01/07(b)              53,263
      225,000    NYS Dorm (NY Medical College)                    6.875      07/01/03           --                  252,250
    1,150,000    NYS Dorm (Nyack Hospital)                        6.250      07/01/13 (s)   03/31/08(g)           1,236,054
       90,000    NYS Dorm (Park Ridge Hsg.)                       7.850      02/01/29       02/01/99(b)              92,056
    1,290,000    NYS Dorm (PCP)                                   7.800      12/01/05 (s)   06/01/99(b)           1,335,305
        5,000    NYS Dorm (RGH)                                   8.750      07/01/02 (s)   07/01/99(b)               5,496
       75,000    NYS Dorm (St. Francis G&H)                       7.375      08/01/10       08/01/00(b)              81,108
       20,000    NYS Dorm (St. Vincent's Hospital)                5.750      08/01/15       08/01/06(b)              21,541
       25,000    NYS Dorm (St. Vincent's Hospital)                7.375      08/01/11       08/01/01(b)              27,557
   20,480,000    NYS Dorm (State University)                      5.500      05/15/16       05/15/10(b)          21,626,266
    1,150,000    NYS Dorm (State University)                      5.750      05/15/10       05/15/08(b)           1,265,069
    3,600,000    NYS Dorm (State University)                      5.750      05/15/16 (s)   05/15/08(b)           3,856,896
      610,000    NYS Dorm (State University)                      6.000      05/15/17       05/15/00(b)             628,025
    8,730,000    NYS Dorm (State University)                      6.375      05/15/14       05/15/03(a)           9,794,187
    2,935,000    NYS Dorm (State University)                      7.000      05/15/16 (s)   05/15/00(b)           3,118,408
      115,000    NYS Dorm (State University)                      7.000      05/15/16 (s)   05/15/00(b)             122,267
       70,000    NYS Dorm (State University)                      7.125      05/15/09       05/15/99(b)              72,392
    3,565,000    NYS Dorm (Suffolk-Judicial)                      9.000      10/15/01 (s)   04/15/99(b)           3,888,167
      155,000    NYS Dorm (Suffolk-Judicial)                      9.000      10/15/01 (s)   04/15/99(b)             171,683
    1,500,000    NYS Dorm (Suffolk-Judicial)                      9.250      04/15/06 (s)   04/15/99(b)           1,671,915
    1,000,000    NYS Dorm (Teresian House)                        5.250      07/01/17       07/01/09(b)           1,005,210
       55,000    NYS Dorm (UCC)                                   5.625      07/01/12 (s)   07/01/04(b)              58,887
      280,000    NYS Dorm (UCC)                                   5.625      07/01/14 (s)   07/01/06(b)             292,970
       35,000    NYS Dorm (UCC)                                   5.875      07/01/16 (s)   07/01/09(b)              37,287
    1,250,000    NYS Dorm (UCC)                                   6.200      07/01/15 (s)   07/01/05(b)           1,361,062
    3,305,000    NYS Dorm (United Health Services)                5.500      08/01/17       02/01/10(b)           3,487,072
      300,000    NYS Dorm (United Health Services)                7.150      08/01/07       02/01/00(a)             317,418
      145,000    NYS Dorm (University of Rochester)               6.500      07/01/09 (s)   07/01/99(b)             147,569
       20,000    NYS Dorm (University of Rochester)               6.500      07/01/09 (s)   07/01/99(b)              20,351


                     17 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $   870,000    NYS Dorm (Wesley Gardens)                        5.850 %    08/01/26       08/01/09(b)     $       933,493
      200,000    NYS Environ. (Consolidated Water)                7.150      11/01/14 (s)   11/01/04(b)             218,888
      115,000    NYS Environ. (Huntington Res Rec)                7.375      10/01/99           --                  116,570
    7,550,000    NYS Environ. (Huntington Res Rec)                7.500      10/01/12 (s)   10/01/99(b)           7,902,509
       20,000    NYS Environ. (New Rochelle Water)                6.400      12/01/24       06/01/02(b)              21,219
      330,000    NYS Environ. (RSP)                               7.100      04/01/01           --                  355,103
       50,000    NYS Environ. (State Park Infrastructure)         5.750      03/15/13 (s)   03/15/04(b)              52,415
       15,000    NYS ERDA (Central Hudson G&E)                    6.250      06/01/07 (s)   06/01/99(b)              15,027
       10,000    NYS ERDA (Central Hudson G&E)                    7.375      10/01/14       10/01/99(b)              10,568
    6,115,000    NYS ERDA (Con Ed)                                6.750      01/15/27       01/15/01(b)           6,475,540
    6,690,000    NYS ERDA (Con Ed)                                6.750      01/15/27       01/15/01(b)           7,093,875
    9,290,000    NYS ERDA (Con Ed)                                6.750      01/15/27       01/15/01(b)           9,847,121
    1,280,000    NYS ERDA (Con Ed)                                7.250      11/01/24       05/01/99(b)           1,307,955
       85,000    NYS ERDA (Con Ed)                                7.250      11/01/24       05/01/99(b)              86,105
    8,100,000    NYS ERDA (Con Ed)                                7.500      07/01/25       07/01/99(b)           8,334,900
      160,000    NYS ERDA (Con Ed)                                7.500      01/01/26       01/01/00(b)             167,240
      325,000    NYS ERDA (LILCO)                                 6.900      08/01/22       01/21/03(b)             367,266
      145,000    NYS ERDA (LILCO)                                 6.900      08/01/22       02/01/02(b)             161,502
      260,000    NYS ERDA (LILCO)                                 7.150      09/01/19       06/14/02(b)             292,344
      205,000    NYS ERDA (LILCO)                                 7.150      09/01/19       06/15/02(b)             224,885
      615,000    NYS ERDA (LILCO)                                 7.150      06/01/20       06/15/02(b)             674,655
      540,000    NYS ERDA (LILCO)                                 7.150      12/01/20       06/15/02(b)             598,790
      940,000    NYS ERDA (LILCO)                                 7.150      02/01/22       06/15/02(b)           1,056,936
       20,000    NYS ERDA (LILCO)                                 7.150      02/01/22       06/15/02(b)              22,177
      170,000    NYS ERDA (LILCO)                                 7.500      12/01/06 (s)   12/01/99(b)             170,474
      470,000    NYS ERDA (LILCO) (i)                             7.800      12/01/09 (s)   12/01/99(b)             477,144
       15,000    NYS GO                                           6.000      11/15/07       11/15/02(b)              16,366
       40,000    NYS GO                                           6.600      12/01/14       06/01/99(b)              41,350
       80,000    NYS HFA (Children's Rescue)                      7.400      11/01/00           --                   82,126
       65,000    NYS HFA (Children's Rescue)                      7.500      05/01/01           --                   67,064
      140,000    NYS HFA (Children's Rescue)                      7.500      11/01/01           --                  145,326
      114,000    NYS HFA (General Hsg.)                           6.500      11/01/03           --                  116,547
       10,000    NYS HFA (General Hsg.)                           6.600      11/01/05       11/01/00(b)              10,224
       30,000    NYS HFA (General Hsg.)                           6.600      11/01/06       11/01/00(b)              30,673
        5,000    NYS HFA (H&NH)                                   5.500      11/01/05       05/01/99(a)               5,330
        5,000    NYS HFA (H&NH)                                   5.500      11/01/12       05/01/99(a)               5,288
       15,000    NYS HFA (H&NH)                                   5.875      11/01/10       11/01/01(b)              15,372
       10,000    NYS HFA (H&NH)                                   5.875      11/01/11       11/01/01(b)              10,248
        5,000    NYS HFA (H&NH)                                   5.900      11/01/03       05/01/99(a)               5,435
       30,000    NYS HFA (H&NH)                                   5.900      11/01/05       05/01/99(a)              33,203
        5,000    NYS HFA (H&NH)                                   5.900      11/01/10       05/01/99(a)               5,689
       35,000    NYS HFA (H&NH)                                   6.000      11/01/14       05/01/99(b)              35,335
       10,000    NYS HFA (H&NH)                                   6.375      11/01/01           --                   10,753
       20,000    NYS HFA (H&NH)                                   6.875      11/01/99           --                   20,445
       10,000    NYS HFA (H&NH)                                   6.875      11/01/04       05/01/99(a)              10,131
        5,000    NYS HFA (H&NH)                                   6.875      11/01/05       05/01/99(a)               5,067
      660,000    NYS HFA (H&NH)                                   6.875      11/01/07 (s)   05/01/99(a)             721,307
        5,000    NYS HFA (H&NH)                                   6.875      11/01/09       05/01/99(a)               5,470
        3,000    NYS HFA (H&NH)                                   6.875      11/01/10       05/01/99(a)               3,283
      590,000    NYS HFA (H&NH)                                   7.000      11/01/17       11/01/99(b)             717,298
    1,435,000    NYS HFA (Health Facility)                        6.000      05/01/07           --                1,608,291
    2,165,000    NYS HFA (Health Facility)                        6.000      05/01/08       05/01/06(b)           2,413,390


                     18 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $ 7,465,000    NYS HFA (Health Facility)                        7.900 %    11/01/99       08/02/99(c)     $     7,589,740
    1,590,000    NYS HFA (HELP/Bronx)                             8.050      11/01/05 (s)   11/01/99(b)           1,653,489
      120,000    NYS HFA (Meadow Manor)                           7.750      11/01/19 (s)   05/01/99(b)             121,465
      125,000    NYS HFA (Monroe County Health Facilities)        7.625      05/01/05 (s)   03/28/00(g)             135,917
      475,000    NYS HFA (Multi-Family)                           0.000      11/01/08       11/01/06(b)             300,019
      240,000    NYS HFA (Multi-Family)                           0.000      11/01/09       11/01/06(b)             142,764
       10,000    NYS HFA (Multi-Family)                           0.000      11/01/10       11/01/06(b)               5,554
      100,000    NYS HFA (Multi-Family)                           0.000      11/01/11       11/01/06(b)              52,234
    1,580,000    NYS HFA (Multi-Family)                           0.000      11/01/12       11/01/06(b)             771,451
      130,000    NYS HFA (Multi-Family)                           0.000      11/01/13       11/01/06(b)              59,489
    1,000,000    NYS HFA (Multi-Family)                           6.100      08/15/16 (s)   08/15/08(b)           1,074,440
    2,015,000    NYS HFA (Multi-Family)                           6.100      08/15/28 (s)   08/15/06(b)           2,188,270
       25,000    NYS HFA (Multi-Family)                           6.200      08/15/12 (s)   08/15/02(b)              26,631
    2,060,000    NYS HFA (Multi-Family)                           6.250      08/15/14 (s)   08/15/04(b)           2,234,317
      150,000    NYS HFA (Multi-Family)                           6.250      08/15/23 (s)   08/15/02(b)             159,000
    1,000,000    NYS HFA (Multi-Family)                           6.450      08/15/14 (s)   08/15/02(b)           1,064,490
      350,000    NYS HFA (Multi-Family)                           6.850      11/01/19 (s)   11/01/04(b)             383,894
      100,000    NYS HFA (Multi-Family)                           6.950      08/15/12 (s)   08/15/02(b)             109,017
    1,875,000    NYS HFA (Multi-Family)                           6.950      08/15/24 (s)   07/02/02(g)           1,986,862
       40,000    NYS HFA (Multi-Family)                           7.300      11/01/04       11/01/99(b)              41,288
      359,000    NYS HFA (Multi-Family)                           7.450      11/01/28 (s)   10/30/99(g)             372,735
    1,040,000    NYS HFA (Multi-Family)                           7.750      11/01/20 (s)   10/24/00(g)           1,108,401
      570,000    NYS HFA (Multi-Family)                           8.000      11/01/08 (s)   09/19/00(g)             616,489
      400,000    NYS HFA (Multi-Family)                          10.000      11/15/99 (s)       --                  402,116
        5,000    NYS HFA (Non Profit)                             6.000      11/01/12       11/01/00(b)               5,106
       45,000    NYS HFA (Non Profit)                             6.100      11/01/99           --                   46,000
        5,000    NYS HFA (Non Profit)                             6.200      11/01/06       05/01/99(b)               5,111
       40,000    NYS HFA (Non Profit)                             6.200      11/01/08       05/01/99(b)              40,881
       60,000    NYS HFA (Non Profit)                             6.200      11/01/11       05/01/99(b)              61,326
       40,000    NYS HFA (Non Profit)                             6.400      11/01/00           --                   40,888
       15,000    NYS HFA (Non Profit)                             6.400      11/01/02       11/01/00(b)              15,333
       25,000    NYS HFA (Non Profit)                             6.400      11/01/04       11/01/00(b)              25,549
       25,000    NYS HFA (Non Profit)                             6.400      11/01/05       11/01/00(b)              25,549
        5,000    NYS HFA (Non Profit)                             6.400      11/01/06       11/01/00(b)               5,109
       10,000    NYS HFA (Non Profit)                             6.400      11/01/08       11/01/00(b)              10,218
       80,000    NYS HFA (Non Profit)                             6.400      11/01/09       11/01/01(b)              81,746
        5,000    NYS HFA (Non Profit)                             6.400      11/01/11       11/01/00(b)               5,109
       10,000    NYS HFA (Non Profit)                             6.400      11/01/13       05/01/99(b)              10,218
       10,000    NYS HFA (Non Profit)                             6.500      11/01/00           --                   10,224
       60,000    NYS HFA (Non Profit)                             6.500      11/01/02           --                   61,321
        5,000    NYS HFA (Non Profit)                             6.500      11/01/03           --                    5,112
       25,000    NYS HFA (Non Profit)                             6.600      11/01/00       05/01/99(b)              25,561
       30,000    NYS HFA (Non Profit)                             6.600      11/01/01           --                   30,667
       10,000    NYS HFA (Non Profit)                             6.600      11/01/02       05/01/99(b)              10,221
      225,000    NYS HFA (Non Profit)                             6.600      11/01/03           --                  230,053
       75,000    NYS HFA (Non Profit)                             6.600      11/01/05       05/01/99(b)              76,688
       50,000    NYS HFA (Non Profit)                             6.600      11/01/05       11/01/00(b)              51,125
       15,000    NYS HFA (Non Profit)                             6.600      11/01/06       11/01/00(b)              15,338
        5,000    NYS HFA (Non Profit)                             6.600      11/01/07       05/01/99(b)               5,113
       10,000    NYS HFA (Non Profit)                             6.600      11/01/09       05/01/99(b)              10,224
       15,000    NYS HFA (Non Profit)                             6.600      11/01/09       05/01/99(b)              15,338
       15,000    NYS HFA (Non Profit)                             6.600      11/01/10       05/01/99(b)              15,338


                     19 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $    15,000    NYS HFA (Non Profit)                             6.600 %    11/01/11       11/01/03(b)     $        15,339
        5,000    NYS HFA (Non Profit)                             6.600      11/01/11       05/01/99(b)               5,113
       25,000    NYS HFA (Non Profit)                             6.600      11/01/13       05/01/99(b)              25,564
       10,000    NYS HFA (Non Profit)                             6.750      11/01/00       05/01/99(b)              10,225
       20,000    NYS HFA (Non Profit)                             6.750      11/01/01       05/01/99(b)              20,451
      100,000    NYS HFA (Non Profit)                             6.750      11/01/04       05/01/99(b)             104,180
        5,000    NYS HFA (Non Profit)                             6.750      11/01/05       05/01/99(b)               5,109
        5,000    NYS HFA (Non Profit)                             6.750      11/01/08       05/01/99(b)               5,113
       15,000    NYS HFA (Non Profit)                             6.750      11/01/09       05/01/99(b)              15,339
    1,420,000    NYS HFA (Non Profit)                             6.750      11/01/11       05/01/99(b)           1,464,474
       61,000    NYS HFA (Non Profit)                             6.875      11/01/10       05/01/99(b)              61,805
       20,000    NYS HFA (Non Profit) (i)                         6.500      11/01/01           --                   20,446
      195,000    NYS HFA (Phillips Village)                       6.700      02/15/02           --                  203,880
      250,000    NYS HFA (Phillips Village)                       6.700      08/15/02           --                  263,050
      175,000    NYS HFA (Phillips Village)                       6.900      02/15/04           --                  185,738
       85,000    NYS HFA (Phillips Village)                       6.900      08/15/04           --                   90,652
       65,000    NYS HFA (Service Contract)                       5.625      09/15/13 (s)   09/15/05(b)              68,373
      100,000    NYS HFA (Service Contract)                       5.875      03/15/11 (s)   09/15/05(b)             106,137
      410,000    NYS HFA (Simeon Dewitt)                          8.000      11/01/18 (s)   05/01/99(b)             413,436
      113,000    NYS HFA (Westchester/HELP)                       7.500      11/01/00 (s)   05/01/99(b)             113,382
       40,000    NYS HFA (Westchester/HELP)                       7.550      11/01/02       05/01/00(b)              41,145
    5,500,000    NYS LGAC                                         5.375      04/01/14 (s)   08/15/06(b)           5,765,045
    9,900,000    NYS LGAC                                         5.500      04/01/21 (s)   04/01/05(b)          10,202,247
       50,000    NYS LGAC                                         6.000      04/01/18 (s)   04/01/02(b)              54,351
      710,000    NYS LGSC (SCSB)                                  6.375      12/15/09       07/18/05(c)             750,328
        5,000    NYS Medcare (AOFMH)                              6.500      11/01/19       11/01/01(b)               5,411
      685,000    NYS Medcare (Beth Israel Medical Center)         7.125      11/01/06 (s)   05/01/99(b)             703,495
      290,000    NYS Medcare (Beth Israel Medical Center)         7.200      11/01/14 (s)   05/01/99(b)             290,905
      100,000    NYS Medcare (Brookdale Hospital)                 6.250      08/15/15 (s)   02/15/05(b)             109,270
      260,000    NYS Medcare (Brookdale Hospital)                 6.600      02/15/03           --                  287,992
      615,000    NYS Medcare (Brookdale Hospital)                 6.600      08/15/03           --                  687,748
       20,000    NYS Medcare (Buffalo General Hospital)           6.000      08/15/14       08/15/06(b)              21,348
       10,000    NYS Medcare (Central Suffolk Hospital)           5.875      11/01/05       12/12/03(c)               9,993
      365,000    NYS Medcare (Downtown Hospital)                  6.550      02/15/06       02/15/05(a)             421,736
      945,000    NYS Medcare (Downtown Hospital)                  6.550      08/15/06       02/15/05(a)           1,091,891
       40,000    NYS Medcare (H&NH)                               5.650      08/15/02           --                   41,866
      100,000    NYS Medcare (H&NH)                               5.650      08/15/13       08/15/05(b)             107,697
      745,000    NYS Medcare (H&NH)                               5.750      02/15/05           --                  771,723
    4,500,000    NYS Medcare (H&NH)                               5.750      08/15/19 (s)   08/15/04(b)           4,664,475
      210,000    NYS Medcare (H&NH)                               5.950      08/15/09       08/15/02(b)             221,724
       10,000    NYS Medcare (H&NH)                               6.100      08/15/13 (s)   08/15/02(b)              10,983
      790,000    NYS Medcare (H&NH)                               6.125      02/15/14 (s)   02/15/04(b)             885,511
      835,000    NYS Medcare (H&NH)                               6.125      02/15/14 (s)   02/15/04(b)             887,830
       30,000    NYS Medcare (H&NH)                               6.150      02/15/02       02/15/99(b)              32,184
       25,000    NYS Medcare (H&NH)                               6.200      08/15/22       08/15/02(b)              26,635
      100,000    NYS Medcare (H&NH)                               6.250      02/15/15       08/15/05(b)             110,107
    2,570,000    NYS Medcare (H&NH)                               6.400      08/15/14       08/15/04(b)           2,815,718
       75,000    NYS Medcare (H&NH)                               6.400      11/01/14 (s)   05/01/02(b)              81,754
    3,210,000    NYS Medcare (H&NH)                               6.500      08/15/12 (s)   08/15/02(b)           3,559,441
      570,000    NYS Medcare (H&NH)                               6.500      08/15/12 (s)   08/15/02(b)             623,683
       25,000    NYS Medcare (H&NH)                               6.550      08/15/12       08/15/02(b)              27,440
      760,000    NYS Medcare (H&NH)                               7.100      11/01/99           --                  777,548


                     20 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $   115,000    NYS Medcare (H&NH)                               7.100 %    11/01/00           --          $       117,630
       25,000    NYS Medcare (H&NH)                               7.200      11/01/00       02/15/99(b)              25,579
      685,000    NYS Medcare (H&NH)                               7.200      11/01/01       05/01/99(b)             700,728
       85,000    NYS Medcare (H&NH)                               7.250      11/01/02       05/01/99(b)              86,955
      395,000    NYS Medcare (H&NH)                               7.250      11/01/03       05/01/99(b)             404,085
      110,000    NYS Medcare (H&NH)                               7.300      08/15/11       08/15/01(b)             118,086
      250,000    NYS Medcare (H&NH)                               7.350      02/15/29 (s)   08/15/99(b)             260,682
       55,000    NYS Medcare (H&NH)                               7.350      02/15/29 (s)   02/15/99(b)              57,538
       30,000    NYS Medcare (H&NH)                               7.350      02/15/29 (s)   02/15/99(b)              31,301
      730,000    NYS Medcare (H&NH)                               7.400      11/01/16 (s)   05/01/99(b)             747,045
        5,000    NYS Medcare (H&NH)                               7.500      02/15/09       02/15/99(b)               5,126
       15,000    NYS Medcare (H&NH)                               7.500      02/15/09       02/15/99(b)              15,370
      170,000    NYS Medcare (H&NH)                               7.600      02/15/29       02/15/99(b)             174,223
    3,810,000    NYS Medcare (H&NH)                               8.000      02/15/27       02/15/99(b)           3,860,482
       30,000    NYS Medcare (H&NH)                               8.000      02/15/28       02/15/99(b)              30,697
      300,000    NYS Medcare (H&NH)                               8.625      02/15/06       02/15/99(b)             301,215
      605,000    NYS Medcare (H&NH)                               9.375      11/01/16 (s)   05/01/99(b)             632,177
        5,000    NYS Medcare (H&NH) (i)                           7.900      02/15/08       08/15/00(b)               5,117
      825,000    NYS Medcare (H&NH) (i)                           9.000      02/15/26       02/15/99(b)             851,647
    2,435,000    NYS Medcare (H&NH) (i)                          10.000      11/01/06 (s)   05/01/99(b)           2,595,466
       10,000    NYS Medcare (Hospital Insured Mortgage)          7.100      02/15/00           --                   10,410
    1,915,000    NYS Medcare (Huntington Hospital)                6.500      11/01/14 (s)   11/01/04(b)           2,080,226
       20,000    NYS Medcare (Mental Health)                      0.000      08/15/01           --                   17,444
        5,000    NYS Medcare (Mental Health)                      0.000      02/15/03       02/15/99(b)               3,880
        5,000    NYS Medcare (Mental Health)                      0.000      08/15/03       02/15/99(b)               3,739
       75,000    NYS Medcare (Mental Health)                      5.550      08/15/01       02/15/99(b)              75,113
       10,000    NYS Medcare (Mental Health)                      5.700      02/15/03       02/15/99(b)              10,015
       65,000    NYS Medcare (Mental Health)                      6.000      02/15/11 (s)   02/15/99(b)              65,086
        5,000    NYS Medcare (Mental Health)                      6.100      08/15/13 (s)   08/15/02(b)               5,449
       70,000    NYS Medcare (Mental Health)                      6.375      08/15/14 (s)   08/15/04(b)              78,072
      120,000    NYS Medcare (Mental Health)                      6.375      08/15/14 (s)   08/15/04(b)             137,006
        5,000    NYS Medcare (Mental Health)                      6.375      08/15/14 (s)   08/15/04(b)               5,603
    4,005,000    NYS Medcare (Mental Health)                      6.375      08/15/14 (s)   08/15/04(b)           4,572,589
       85,000    NYS Medcare (Mental Health)                      6.500      08/15/24 (s)   08/15/04(b)              97,578
        5,000    NYS Medcare (Mental Health)                      6.500      08/15/24 (s)   08/15/04(b)               5,656
       85,000    NYS Medcare (Mental Health)                      6.850      08/15/00           --                   89,429
       45,000    NYS Medcare (Mental Health)                      7.000      02/15/01           --                   48,021
       15,000    NYS Medcare (Mental Health)                      7.100      02/15/02       08/15/99(b)              15,592
       50,000    NYS Medcare (Mental Health)                      7.200      08/15/00           --                   52,872
       10,000    NYS Medcare (Mental Health)                      7.200      02/15/04       08/15/99(b)              10,401
        5,000    NYS Medcare (Mental Health)                      7.300      08/15/10 (s)   08/15/99(b)               5,216
       50,000    NYS Medcare (Mental Health)                      7.300      02/15/21 (s)   08/15/01(b)              54,787
    1,020,000    NYS Medcare (Mental Health)                      7.375      02/15/14 (s)   08/12/99(g)           1,063,799
       45,000    NYS Medcare (Mental Health)                      7.400      08/15/00           --                   47,724
       25,000    NYS Medcare (Mental Health)                      7.400      02/15/02       02/15/00(b)              26,438
        5,000    NYS Medcare (Mental Health)                      7.400      02/15/03       08/15/01(b)               5,472
       10,000    NYS Medcare (Mental Health)                      7.500      08/15/07 (s)   02/15/01(b)              10,920
      145,000    NYS Medcare (Mental Health)                      7.625      02/15/07       08/15/01(b)             160,099
       10,000    NYS Medcare (Mental Health)                      7.625      08/15/07       08/15/01(b)              11,041
      100,000    NYS Medcare (Mental Health)                      7.625      02/15/08 (s)   02/15/99(b)             102,335
    1,085,000    NYS Medcare (Mental Health)                      7.700      02/15/18 (s)   02/15/99(b)           1,110,324
       25,000    NYS Medcare (Mental Health)                      7.750      08/15/10 (s)   02/15/00(b)              26,642


                     21 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $   145,000    NYS Medcare (Mental Health)                      7.800 %    02/15/19 (s)   02/15/99(b)     $       148,669
      140,000    NYS Medcare (Mental Health)                      7.875      08/15/15 (s)   02/15/99(b)             143,289
      125,000    NYS Medcare (Mental Health)                      7.875      08/15/15 (s)   02/15/99(b)             127,946
    6,045,000    NYS Medcare (Mental Health)                      7.875      08/15/20 (s)   08/15/00(b)           6,533,436
    1,230,000    NYS Medcare (Mental Health)                      8.250      02/15/99           --                1,237,700
       35,000    NYS Medcare (Mental Health)                      8.250      08/15/99       04/01/99(b)              35,497
    2,360,000    NYS Medcare (Mental Health)                      8.875      08/15/07 (s)   02/15/99(b)           2,393,984
       85,000    NYS Medcare (Montefiore Medical Center)          5.700      02/15/12       02/15/07(b)              92,210
       30,000    NYS Medcare (North Shore University Hospital)    7.125      11/01/08 (s)   11/01/00(b)              32,573
       20,000    NYS Medcare (North Shore University Hospital)    7.125      11/01/08 (s)   11/01/00(b)              21,635
      145,000    NYS Medcare (North Shore University Hospital)    7.200      11/01/20 (s)   11/01/00(a)             157,621
      165,000    NYS Medcare (Saranac Lake General Hospital)      7.875      11/01/10 (s)   10/01/00(g)             180,135
      380,000    NYS Medcare (St. Francis Hospital)               7.625      11/01/21 (s)   05/01/99(b)             388,911
       85,000    NYS Medcare (St. Luke's Hospital)                5.600      08/15/13 (s)   12/12/04(g)              89,113
       70,000    NYS Medcare (St. Luke's Hospital)                5.625      08/15/18 (s)   12/12/04(g)              72,536
      500,000    NYS Medcare (St. Luke's Hospital)                5.625      08/15/18 (s)   12/12/04(g)             517,830
      110,000    NYS Medcare (St. Luke's Hospital)                7.375      02/15/19 (s)   02/15/00(b)             115,303
       60,000    NYS Medcare (St. Luke's Hospital)                7.400      02/15/09       02/15/00(b)              63,739
       90,000    NYS Medcare (St. Luke's Hospital)                7.500      11/01/11 (s)   11/01/99(b)              94,659
      715,000    NYS Medcare (WHMC)                               6.850      02/15/00           --                  744,043
      250,000    NYS Medcare (WHMC)                               6.950      02/15/01           --                  267,375
      530,000    NYS Thruway Authority                            0.000      01/01/01           --                  489,254
      250,000    NYS Thruway Authority                            0.000      01/01/05           --                  192,658
      385,000    NYS Thruway Authority                            0.000      01/01/06           --                  282,143
    1,870,000    NYS Thruway Authority                            5.250      04/01/13       04/01/10(b)           1,968,979
       50,000    NYS Thruway Authority                            5.500      04/01/15 (s)   04/01/07(b)              52,611
      500,000    NYS Thruway Authority                            6.000      04/01/11       04/01/07(b)             551,345
    3,000,000    NYS Thruway Authority                            6.000      04/01/12       04/01/07(b)           3,303,720
       20,000    NYS UDC (Correctional Facilities)                0.000      01/01/99           --                   20,000
       10,000    NYS UDC (Correctional Facilities)                0.000      01/01/00           --                    9,633
       25,000    NYS UDC (Correctional Facilities)                0.000      01/01/03           --                   21,404
       30,000    NYS UDC (Correctional Facilities)                0.000      01/01/07           --                   20,932
    1,375,000    NYS UDC (Correctional Facilities)                5.250      01/01/13 (s)   01/01/06(b)           1,412,648
    4,050,000    NYS UDC (Correctional Facilities)                5.500      01/01/15 (s)   01/01/05(b)           4,184,581
   17,700,000    NYS UDC (Correctional Facilities)                5.500      01/01/15 (s)   01/01/05(b)          18,288,171
    1,000,000    NYS UDC (Correctional Facilities)                5.700      01/01/16 (s)   01/01/09(b)           1,056,580
       85,000    NYS UDC (Correctional Facilities)                5.750      01/01/13 (s)   01/01/05(b)              89,775
       35,000    NYS UDC (South Mall)                             0.000      01/01/03           --                   29,019
      130,000    NYS UDC (South Mall)                             0.000      01/01/05           --                   96,832
       50,000    NYS UDC (South Mall)                             0.000      01/01/05       06/24/04(c)              37,353
      450,000    NYS UDC (South Mall)                             0.000      01/01/11       04/08/08(c)             233,298
      400,000    NYS UDC (South Mall)                             0.000      01/01/11       04/08/08(c)             208,592
   10,000,000    NYS UDC (Sub Lien)                               5.500      07/01/16 (s)   07/01/08(b)          10,432,100
       90,000    Oneida Healthcare Corp.                          7.100      08/01/11       08/01/01(b)              96,949
    1,150,000    Oneida-Herkimer SWMA                             6.600      04/01/04           --                1,273,924
    3,045,000    Oneida-Herkimer SWMA                             6.750      04/01/14 (s)   04/01/03(b)           3,439,084
      155,000    Oneida-Herkimer SWMA                             6.750      04/01/14 (s)   04/01/03(b)             166,901
      110,000    Onondaga County IDA (Sysco Foods)                7.750      04/01/03       04/01/99(b)             111,269
    8,650,000    Onondaga County Res Rec                          6.625      05/01/00       11/06/99(c)           8,836,754
    8,385,000    Onondaga County Res Rec                          6.875      05/01/06       01/12/04(c)           8,903,361
    7,350,000    Onondaga County Res Rec                          7.000      05/01/15 (s)   05/01/02(b)           7,888,020
      130,000    Orange County IDA (Glen Arden)                   5.400      01/01/08           --                  131,282


                     22 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $ 1,485,000    Orange County IDA (Kingston Manufacturing)       7.250 %    11/01/03       12/25/01(c)     $     1,515,502
       40,000    Orange County IDA (Mental Health)                6.000      05/01/08           --                   44,123
       10,000    Orange County IDA (Mental Health)                6.125      05/01/16 (s)   05/01/06(b)              11,033
      575,000    Oswego County IDA (SLRHF)                        5.150      02/01/13       03/22/11(c)             591,968
    1,805,000    Oswego County Res Rec                            6.500      06/01/04       05/23/03(c)           1,935,790
    1,750,000    Otsego County IDA (AOFMH)                        5.350      10/01/17 (s)   10/01/10(b)           1,817,200
       20,000    Pendelton, NY GO (i)                             7.600      09/01/15       03/01/99(a)              20,549
       50,000    Philadelphia, NY GO                              7.500      12/15/09           --                   62,885
       15,000    Port Authority NY/NJ                             5.000      02/01/03 (s)   02/01/99(b)              15,014
       75,000    Port Authority NY/NJ (Delta Airlines)            6.950      06/01/08       06/01/02(b)              80,657
    1,000,000    Port Authority NY/NJ (KIAC)                      6.750      10/01/11 (s)   05/03/10(c)           1,108,460
      275,000    Port Authority NY/NJ (KIAC)                      6.750      10/01/19 (s)   10/01/06(b)             304,827
   10,000,000    Port Authority NY/NJ (KIAC)                      7.000      10/01/07       05/02/05(c)          11,184,300
       20,000    Port Authority NY/NJ, 52nd Series                9.000      11/01/14 (s)   11/01/99(b)              20,942
       75,000    Port Authority NY/NJ, 67th Series                6.875      01/01/25 (s)   01/01/00(b)              78,240
       25,000    Port Authority NY/NJ, 68th Series                7.250      08/15/09       02/15/00(b)              26,251
       15,000    Port Authority NY/NJ, 68th Series                7.250      08/15/11       02/15/00(b)              15,716
       90,000    Port Authority NY/NJ, 69th Series                7.125      06/01/25 (s)   06/01/00(b)              95,289
       15,000    Port Authority NY/NJ, 70th Series                7.250      08/01/25 (s)   08/01/00(b)              15,811
      100,000    Port Authority NY/NJ, 73rd Series                6.750      04/15/26 (s)   04/15/01(b)             106,548
       30,000    Port Authority NY/NJ, 83rd Series                6.375      10/15/17 (s)   10/15/02(b)              32,833
       15,000    Portchester Community Devel. Corp.               8.100      08/01/10       10/10/05(c)              16,078
    1,275,000    Putnam County IDA (Brewster Plastics)            7.375      12/01/08       12/27/04(c)           1,370,778
      120,000    Rensselaer Hsg. Authority (Renwyck)              7.650      01/01/11 (s)   08/25/02(g)             130,644
    1,440,000    Rensselaer Municipal Leasing Corp.               6.250      06/01/04       12/28/02(c)           1,572,307
       60,000    Rensselaer Municipal Leasing Corp.               6.900      06/01/24       06/01/04(b)              66,357
       15,000    Riverhead HDC                                    8.250      08/01/10 (s)   02/01/99(b)              15,949
    2,915,000    Rochester Hsg. Authority (Crossroads)            7.300      07/01/05       10/01/02(c)           3,191,867
      745,000    Rochester Hsg. Authority (Stonewood)             5.900      09/01/09       03/17/05(c)             773,750
      595,000    Rockland County IDA (DC)                         7.000      03/01/03       04/21/01(c)             639,940
      350,000    Rockland Gardens Hsg. Corp.                     10.500      05/01/11       05/01/99(b)             376,600
       50,000    Rome, NY GO                                      6.900      12/15/07       12/15/03(b)              56,520
      225,000    Roxbury CSD GO                                   6.400      06/15/10       06/15/05(b)             251,420
      235,000    Roxbury CSD GO                                   6.400      06/15/11       06/15/05(b)             262,032
      190,000    Saratoga County IDA (ARC)                        7.250      03/01/01       03/10/00(c)             194,790
      360,000    Saratoga County IDA (City Center)               10.000      10/01/08 (s)   10/01/99(b)             374,400
    1,945,000    Saratoga County IDA (Saratoga Sheraton)          6.750      12/31/07       08/14/03(c)           2,076,268
       50,000    Schodack IDA (Hamilton Printing)                 7.600      07/01/00           --                   50,294
       60,000    Schodack IDA (Hamilton Printing)                 7.625      07/01/01           --                   62,898
      120,000    Schuyler County IDA (Cargill)                    7.900      04/01/07       04/01/99(b)             123,472
        5,000    SONYMA, Series 1                                 0.000      10/01/14 (s)   04/01/99(b)               1,159
      200,000    SONYMA, Series 10-A                              8.000      10/01/08 (s)   04/01/99(b)             204,340
       70,000    SONYMA, Series 10-B                              6.500      10/01/02 (s)   04/01/99(b)              70,118
       15,000    SONYMA, Series 11                                6.875      04/01/16 (s)   04/01/99(b)              15,044
       30,000    SONYMA, Series 12                                0.000      04/01/99           --                   29,608
       60,000    SONYMA, Series 12                                0.000      10/01/99       04/01/99(b)              57,428
      100,000    SONYMA, Series 12                                0.000      10/01/00       04/01/99(b)              88,769
       30,000    SONYMA, Series 12                                0.000      10/01/01       04/01/99(b)              24,651
       30,000    SONYMA, Series 12                                0.000      04/01/03       04/01/99(b)              21,920
      695,000    SONYMA, Series 12                                7.300      10/01/12 (s)   04/01/99(b)             701,999
      240,000    SONYMA, Series 12                                8.250      04/01/17 (s)   04/01/99(b)             243,679
      315,000    SONYMA, Series 2                                 0.000      10/01/14 (s)   04/01/99(b)              71,303


                     23 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $    65,000    SONYMA, Series 2                                 0.000 %    10/01/14 (s)   04/01/01(b)     $        14,793
      100,000    SONYMA, Series 29-A                              5.250      04/01/15       01/28/12(c)             102,205
       25,000    SONYMA, Series 29-B                              6.450      04/01/15 (s)   03/01/03(b)              26,802
      445,000    SONYMA, Series 30-B                              6.000      04/01/19 (s)   03/01/05(b)             458,363
      165,000    SONYMA, Series 30-C                              5.850      10/01/25 (s)   10/01/05(b)             171,691
       10,000    SONYMA, Series 34                                5.550      09/30/25 (s)   03/01/06(b)              10,261
       65,000    SONYMA, Series 36-A                              6.125      10/01/20 (s)   06/06/06(b)              67,681
      100,000    SONYMA, Series 39                                5.750      10/01/10 (s)   04/01/06(b)             104,505
       55,000    SONYMA, Series 39                                6.000      10/01/17 (s)   04/01/06(b)              58,271
       50,000    SONYMA, Series 40-A                              6.350      04/01/21 (s)   06/01/04(b)              52,660
       30,000    SONYMA, Series 41-A                              6.450      10/01/14 (s)   06/01/04(b)              32,769
       50,000    SONYMA, Series 41-B                              6.250      10/01/14 (s)   08/01/04(b)              54,202
       35,000    SONYMA, Series 42                                6.000      10/01/23 (s)   09/01/06(b)              36,314
       25,000    SONYMA, Series 42                                6.400      10/01/20 (s)   09/01/04(b)              26,234
       50,000    SONYMA, Series 43                                6.100      04/01/09       09/01/06(b)              52,204
       25,000    SONYMA, Series 43                                6.100      10/01/09       09/01/06(b)              26,102
      690,000    SONYMA, Series 43                                6.450      10/01/17 (s)   09/01/04(b)             751,362
      125,000    SONYMA, Series 44                                6.900      04/01/06       11/01/04(b)             135,078
       50,000    SONYMA, Series 44                                7.000      10/01/07       11/01/04(b)              53,787
       25,000    SONYMA, Series 46                                6.500      04/01/13 (s)   03/28/05(b)              27,228
       65,000    SONYMA, Series 47                                6.375      10/01/17 (s)   03/28/07(b)              70,764
       50,000    SONYMA, Series 48                                6.000      04/01/13       06/29/07(b)              53,462
    1,770,000    SONYMA, Series 48                                6.050      04/01/17 (s)   06/29/07(b)           1,893,564
       25,000    SONYMA, Series 48                                6.100      04/01/25 (s)   06/29/05(b)              26,829
       10,000    SONYMA, Series 50                                6.250      04/01/10       09/13/07(b)              10,705
       25,000    SONYMA, Series 51                                6.400      10/01/17 (s)   09/13/05(b)              27,269
       50,000    SONYMA, Series 53                                5.750      10/01/11 (s)   01/04/08(b)              53,441
      280,000    SONYMA, Series 54                                6.100      10/01/15 (s)   03/05/08(g)             302,249
      135,000    SONYMA, Series 56                                5.875      10/01/19 (s)   07/01/08(b)             141,506
       90,000    SONYMA, Series 6                                 9.375      04/01/10 (s)   10/01/99(b)              92,718
   13,105,000    SONYMA, Series 60                                6.050      04/01/26 (s)   01/01/09(b)          14,092,069
    1,000,000    SONYMA, Series 61                                5.800      10/01/17 (s)   01/01/09(b)           1,058,320
      200,000    SONYMA, Series 63                                6.000      04/01/17 (s)   04/01/09(b)             215,372
       75,000    SONYMA, Series 66                                5.600      10/01/17 (s)   07/01/09(b)              78,082
    1,000,000    SONYMA, Series 67                                5.600      10/01/14 (s)   09/01/09(b)           1,046,540
      500,000    SONYMA, Series 67                                5.700      10/01/17 (s)   09/01/09(b)             526,510
    4,000,000    SONYMA, Series 67                                5.800      10/01/28 (s)   09/01/09(b)           4,244,760
       75,000    SONYMA, Series 7 (i)                             9.250      10/01/14 (s)   04/01/99(b)              77,000
       45,000    SONYMA, Series 8-A                               0.000      10/01/99           --                   42,892
      250,000    SONYMA, Series 8-A                               0.000      04/01/00       04/01/99(b)             230,283
       30,000    SONYMA, Series 8-A                               0.000      10/01/00       04/01/99(b)              26,725
       85,000    SONYMA, Series 8-A                               0.000      04/01/01       04/01/99(b)              73,072
       70,000    SONYMA, Series 8-A                               0.000      10/01/01       04/01/99(b)              58,171
       85,000    SONYMA, Series 8-A                               0.000      04/01/02       04/01/99(b)              68,275
       70,000    SONYMA, Series 8-A                               0.000      10/01/02       04/01/99(b)              54,351
      385,000    SONYMA, Series 8-A                               6.875      04/01/17 (s)   04/01/99(b)             397,416
       90,000    SONYMA, Series 8-A                               6.875      04/01/17 (s)   04/01/99(b)              90,194
      120,000    SONYMA, Series 8-A                               6.875      04/01/17 (s)   04/01/99(b)             120,281
       50,000    SONYMA, Series 8-B                               7.200      04/01/99           --                   50,276
      435,000    SONYMA, Series 8-E                               8.100      10/01/17 (s)   04/01/99(b)             444,788
        5,000    SONYMA, Series 9-A                               8.250      10/01/08 (s)   04/01/99(b)               5,080
       75,000    SONYMA, Series 9-C                               8.400      10/01/02 (s)   04/01/99(b)              75,601


                     24 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $    70,000    SONYMA, Series AA                                7.700 %    04/01/99           --          $        70,353
       15,000    SONYMA, Series EE-2                              7.050      10/01/00       01/07/00(c)              15,506
       85,000    SONYMA, Series EE-2                              7.450      10/01/10 (s)   09/11/99(g)              87,916
    1,100,000    SONYMA, Series EE-2                              7.500      04/01/16 (s)   09/14/99(b)           1,138,104
      125,000    SONYMA, Series EE-3                              7.125      10/01/00       01/07/00(c)             128,561
       50,000    SONYMA, Series EE-3                              7.650      04/01/16 (s)   10/01/00(b)              52,364
       50,000    SONYMA, Series EE-3                              7.750      04/01/16 (s)   04/01/00(b)              52,401
      100,000    SONYMA, Series EE-4                              7.050      10/01/00       01/10/00(c)             102,593
      115,000    SONYMA, Series EE-4                              7.800      10/01/13 (s)   10/01/00(b)             120,980
       50,000    SONYMA, Series HH-2                              7.700      10/01/09 (s)   09/09/99(g)              51,536
   14,715,000    SONYMA, Series HH-2                              7.750      04/01/22 (s)   09/14/99(b)          15,182,348
       25,000    SONYMA, Series HH-2                              7.850      04/01/22 (s)   09/14/99(b)              25,938
      185,000    SONYMA, Series HH-3                              7.875      10/01/09 (s)   05/14/00(g)             193,395
    3,600,000    SONYMA, Series HH-3                              7.950      04/01/22 (s)   06/07/00(b)           3,764,016
       30,000    SONYMA, Series HH-4                              7.700      10/01/09 (s)   08/20/00(g)              31,172
      325,000    SONYMA, Series II                                0.000      04/01/05       04/01/99(b)             208,010
       45,000    SONYMA, Series II                                0.000      10/01/05       04/01/99(b)              27,707
       35,000    SONYMA, Series II                                0.000      04/01/06       04/01/02(b)              20,726
       40,000    SONYMA, Series II                                0.000      10/01/06       04/01/99(b)              22,787
       90,000    SONYMA, Series II                                0.000      04/01/07       04/01/99(b)              49,125
      120,000    SONYMA, Series II                                0.000      10/01/07       04/01/99(b)              62,995
      580,000    SONYMA, Series II                                0.000      10/01/08       04/01/99(b)             281,607
      175,000    SONYMA, Series II                                0.000      04/01/09       04/01/99(b)              81,704
      300,000    SONYMA, Series II                                0.000      10/01/09       04/01/99(b)             134,709
       90,000    SONYMA, Series JJ                                0.000      04/01/00           --                   86,231
       10,000    SONYMA, Series JJ                                0.000      10/01/00           --                    9,343
      255,000    SONYMA, Series JJ                                0.000      04/01/01           --                  229,322
       95,000    SONYMA, Series JJ                                0.000      10/01/01           --                   82,405
      175,000    SONYMA, Series JJ                                0.000      04/01/02           --                  146,134
       40,000    SONYMA, Series JJ                                0.000      10/01/02           --                   32,210
      215,000    SONYMA, Series JJ                                0.000      04/01/03       10/01/99(b)             166,548
       75,000    SONYMA, Series JJ                                0.000      10/01/03       10/01/99(b)              56,012
       30,000    SONYMA, Series JJ                                0.000      04/01/04       10/01/99(b)              21,538
       10,000    SONYMA, Series JJ                                0.000      10/01/04       10/01/99(b)               6,920
      210,000    SONYMA, Series JJ                                0.000      04/01/05       10/01/99(b)             140,009
      185,000    SONYMA, Series JJ                                0.000      10/01/05       10/01/99(b)             118,883
       90,000    SONYMA, Series JJ                                0.000      04/01/06       10/01/99(b)              55,550
      425,000    SONYMA, Series JJ                                0.000      10/01/06       10/01/99(b)             251,048
      200,000    SONYMA, Series JJ                                0.000      04/01/07       10/01/99(b)             114,584
      125,000    SONYMA, Series JJ                                0.000      10/01/07       10/01/99(b)              69,010
      150,000    SONYMA, Series JJ                                0.000      10/01/08       10/01/99(b)              76,839
      275,000    SONYMA, Series JJ                                7.500      10/01/17 (s)   10/01/99(b)             285,313
       10,000    SONYMA, Series KK                                7.050      10/01/99       04/07/99(c)              10,159
       60,000    SONYMA, Series KK                                7.800      10/01/20 (s)   10/01/99(b)              62,113
       80,000    SONYMA, Series MM-1                              7.500      04/01/13 (s)   02/04/01(b)              83,480
        5,000    SONYMA, Series MM-1                              7.600      10/01/02       02/04/01(b)               5,247
       25,000    SONYMA, Series MM-1                              7.650      10/01/03       02/04/01(b)              26,185
      100,000    SONYMA, Series MM-1                              7.700      10/01/04       02/04/01(b)             104,458
       50,000    SONYMA, Series MM-1                              7.750      04/01/05       02/04/01(b)              52,157
       10,000    SONYMA, Series MM-2                              7.550      04/01/02       10/01/00(b)              10,447
       10,000    SONYMA, Series MM-2                              7.700      10/01/05       10/01/00(b)              10,395
       25,000    SONYMA, Series NN                                7.100      04/01/02       01/01/00(b)              25,881


                     25 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $    20,000    SONYMA, Series NN                                7.150 %    10/01/03       01/01/00(b)     $        20,683
       50,000    SONYMA, Series NN                                7.450      10/01/10 (s)   01/01/00(b)              52,093
       20,000    SONYMA, Series QQ                                7.600      10/01/12       04/01/00(b)              20,790
    2,135,000    SONYMA, Series QQ                                7.700      10/01/12       04/01/00(b)           2,221,937
       50,000    SONYMA, Series RR                                7.600      10/01/10 (s)   10/01/00(b)              52,813
       25,000    SONYMA, Series RR                                7.700      10/01/10 (s)   10/01/00(b)              26,302
       25,000    SONYMA, Series TT                                6.850      10/01/01           --                   26,046
       20,000    SONYMA, Series TT                                6.950      04/01/02           --                   20,952
      125,000    SONYMA, Series TT                                7.150      04/01/04       04/01/01(b)             130,778
       25,000    SONYMA, Series TT                                7.200      10/01/05       04/01/01(b)              26,114
       25,000    SONYMA, Series UU                                6.850      10/01/99           --                   25,339
       75,000    SONYMA, Series UU                                6.950      04/01/00           --                   76,528
   15,745,000    SONYMA, Series UU                                7.650      10/01/23       04/01/01(b)          16,581,532
    1,615,000    SONYMA, Series UU                                7.750      10/01/23 (s)   04/01/01(b)           1,699,335
       40,000    SONYMA, Series VV                                6.600      04/01/00           --                   40,897
       25,000    SONYMA, Series VV                                6.800      10/01/02           --                   26,424
       60,000    SONYMA, Series VV                                6.900      04/01/03           --                   63,502
       50,000    SONYMA, Series VV                                7.000      04/01/04       10/01/01(b)              52,713
      100,000    SONYMA, Series VV                                7.000      10/01/04       10/01/01(b)             105,491
      645,000    SONYMA, Series VV                                7.250      10/01/07 (s)   10/01/01(b)             684,990
   13,315,200    SONYMA, Series VV                                7.375      10/01/11 (s)   10/01/01(b)          14,196,799
      125,000    Springville HDC (Springbrook)                    5.950      01/01/10       06/29/05(c)             132,241
      965,000    St. Casimer's Elderly Hsg. Corp.                 7.375      09/01/10 (s)   03/01/99(b)             995,533
    1,215,000    St. Lawrence IDA (PACES)                         5.875      06/30/07       11/24/03(c)           1,212,752
    1,605,000    Suffolk County IDA (ACLDD)                       5.750      03/01/06       11/04/02(c)           1,607,311
      240,000    Suffolk County IDA (Dowling College)             6.500      12/01/06           --                  258,588
    2,385,000    Suffolk County IDA (HFAS)                        6.025      11/01/08       10/25/04(c)           2,399,072
    1,035,000    Suffolk County IDA (Huntington Res Rec) (w)      5.150      10/01/99           --                1,038,581
    6,395,000    Suffolk County IDA (Huntington Res Rec) (w)      5.150      10/01/00           --                6,481,524
    6,875,000    Suffolk County IDA (Huntington Res Rec) (w)      5.350      10/01/01           --                7,048,525
    7,390,000    Suffolk County IDA (Huntington Res Rec) (w)      5.450      10/01/02           --                7,654,858
    7,945,000    Suffolk County IDA (Huntington Res Rec) (w)      5.500      10/01/03           --                8,304,273
       20,000    Suffolk County IDA (Marbar Assoc.)               8.150      03/01/04       03/01/99(b)              20,024
       25,000    Suffolk County IDA (Marbar Assoc.)               8.200      03/01/05       03/01/99(b)              25,011
       50,000    Suffolk County IDA (OBPWC)                       7.000      11/01/02       07/14/01(c)              50,810
      270,000    Suffolk County IDA (Printing Assoc.) (i)         6.800 (v)  12/01/00       07/01/99(f)             270,000
    1,170,000    Suffolk County IDA (Rimland Facilities) (i)      6.000 (v)  12/01/04       12/01/99(f)           1,170,000
       40,000    Suffolk County Water Authority                   5.625      06/01/16 (s)   06/01/04(b)              41,713
    2,315,000    Sunnybrook EHC                                  11.250      12/01/14 (s)   04/01/99(b)           2,476,471
      345,000    Syracuse IDA (Rockwest Center I) (i)             7.250      06/01/03       07/26/01(c)             353,625
      930,000    Syracuse IDA (Rockwest Center II)                7.000      12/01/05       03/25/03(c)             929,972
      795,000    Syracuse IDA (St. Joseph's Hospital)             7.250      06/01/01       06/19/00(c)             838,439
      195,000    Tompkins County IDA (Kendall at Ithaca)          7.875      06/01/15 (s)   06/01/05(b)             208,851
      295,000    Tompkins Healthcare Corp.                       10.800      02/01/28       08/01/05(b)             380,108
    3,755,000    Tonawanda HDC (Tonawanda Towers)                 6.150      10/01/11       09/05/06(c)           3,988,336
      230,000    Triborough Bridge & Tunnel Authority             5.500      01/01/19 (s)   07/01/99(b)             230,205
       85,000    Triborough Bridge & Tunnel Authority             6.000      01/01/13 (s)   01/01/00(b)              86,596
       10,000    Triborough Bridge & Tunnel Authority             6.625      01/01/17 (s)   01/01/03(b)              10,710
   13,050,000    Triborough Bridge & Tunnel Authority             6.875      01/01/15 (s)   01/01/01(b)          14,050,022
       75,000    Tupper Lake HDC                                  8.125      10/01/10       03/15/02(b)              75,340
      760,000    Union Hsg. Authority (Methodist Homes)           6.800      11/01/04       07/15/02(c)             799,756
    6,975,000    United Nations Devel. Corp., Series B            5.400      07/01/14 (s)   07/01/99(b)           6,995,786


                     26 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $ 3,865,000    United Nations Devel. Corp., Series B            5.500 %    07/01/17 (s)   07/01/99(b)     $     3,891,050
    4,000,000    United Nations Devel. Corp., Series B            5.600      07/01/26       07/01/99(b)           4,029,000
    6,070,000    United Nations Devel. Corp., Series C            5.500      07/01/17 (s)   07/01/99(b)           6,110,912
      500,000    Utica IDA (Utica College)                        5.300      08/01/08       02/07/04(c)             510,790
       55,000    Utica Sr. Citizen Hsg. Corp. (Brook Apartments)  0.000      01/01/99           --                   55,000
       10,000    Utica Sr. Citizen Hsg. Corp. (Brook Apartments)  0.000      07/01/99           --                    9,548
       40,000    Utica Sr. Citizen Hsg. Corp. (Brook Apartments)  0.000      01/01/02           --                   30,162
      100,000    Utica Sr. Citizen Hsg. Corp. (Steinhorst
                   Apartments                                     6.500      04/15/08 (s)   10/07/04(g)             111,431
       10,000    Valley Health Devel. Corp.                       7.850      02/01/02       11/07/99(c)              10,636
       95,000    Valley Health Devel. Corp.                      11.300      02/01/07       08/01/00(b)             112,144
      875,000    Valley Health Devel. Corp.                      11.300      02/01/23 (s)   12/15/00(b)           1,029,560
       95,000    Watervliet Elderly Hsg. Corp.                    8.000      11/15/00       04/15/99(b)              96,313
       95,000    Watervliet Elderly Hsg. Corp.                    8.000      11/15/01       04/15/99(b)              96,313
      100,000    Watervliet Elderly Hsg. Corp.                    8.000      11/15/02       04/15/99(b)             101,382
       45,000    Wayne County IDA (Hauser Machine)                7.700      12/01/09       12/01/01(d)              46,983
      410,000    Westchester County IDA (BAH)                     7.250      12/01/09       09/26/04(c)             448,179
    1,000,000    Westchester County IDA (JBFS)                    6.500      12/15/02       07/14/01(c)           1,051,850
      510,000    Westchester County IDA (JDAM)                    6.250      04/01/05       06/28/02(c)             539,942
    1,000,000    Westchester County IDA (JDAM)                    6.750      04/01/16 (s)   04/01/06(b)           1,074,120
      150,000    Westchester County IDA (Westchester Airport)     5.950      08/01/24 (s)   08/01/01(b)             153,224
    2,650,000    Westchester County IDA (WRC)                     5.500      07/01/09       07/01/08(b)           2,797,446
    1,000,000    Yonkers IDA (St. Joseph's Hospital), Series 98-B 5.900      03/01/08       03/01/06(c)           1,009,610
                                                                                                             ==============
                                                                                                              1,025,210,988
                                                                                                             ==============

============================================================================================================================
U.S. POSSESSIONS--14.8%
      300,000    American Samoa Power Authority                   6.750      09/01/99           --                  306,537
      700,000    American Samoa Power Authority                   6.900      09/01/99           --                  715,827
      700,000    American Samoa Power Authority                   7.000      09/01/00           --                  733,747
   13,635,000    Guam Airport Authority, Series B                 6.600      10/01/10 (s)   10/01/03(b)          14,910,282
   12,985,000    Guam Airport Authority, Series B                 6.700      10/01/23 (s)   10/01/03(b)          14,178,581
   14,075,000    Guam GO                                          5.375      11/15/13 (s)   11/15/05(b)          14,308,364
    8,080,000    Guam GO                                          5.400      11/15/18 (s)   11/15/05(b)           8,170,496
    2,750,000    Guam GO                                          5.750      09/01/04       03/01/99(b)           2,756,573
    1,000,000    Guam GO                                          5.900      09/01/05       03/01/99(b)           1,002,480
    1,000,000    Guam GO                                          6.000      09/01/06       03/01/99(b)           1,002,460
      850,000    Guam Power Authority                             5.250      10/01/13       07/08/10(c)             856,894
    1,200,000    Guam Power Authority                             6.300      10/01/12 (s)   10/01/02(b)           1,292,040
    3,030,000    Guam Power Authority                             6.375      10/01/08 (s)   10/01/02(b)           3,251,645
    2,950,000    Guam Power Authority                             6.625      10/01/14 (s)   10/01/04(b)           3,267,863
    1,147,624    Puerto Rico Aqueduct & Sewer (i)                 7.250      03/21/00       09/24/99(c)           1,166,101
    3,525,000    Puerto Rico Commonwealth Infrastructure          7.500      07/01/09 (s)   07/01/99(b)           3,606,639
      235,000    Puerto Rico Commonwealth Infrastructure          7.600      07/01/00       07/01/99(b)             240,461
       30,000    Puerto Rico Commonwealth Infrastructure          7.700      07/01/01       07/01/99(b)              30,701
        5,000    Puerto Rico Commonwealth Infrastructure          7.700      07/01/01       07/01/99(b)               5,117
    1,915,000    Puerto Rico Commonwealth Infrastructure          7.750      07/01/08 (s)   07/01/99(b)           1,959,734
    3,140,000    Puerto Rico Commonwealth Infrastructure          7.900      07/01/07 (s)   07/01/99(b)           3,213,727
    2,771,851    Puerto Rico Dept. of Corrections Equipment
                   Lease (i)                                      9.000      01/08/03       03/01/01(c)           2,931,427
       30,000    Puerto Rico Electric Power Authority             6.000      07/01/10 (s)   07/01/99(b)              30,401
       25,000    Puerto Rico Electric Power Authority             6.000      07/01/16 (s)   07/01/04(b)              27,169
       30,000    Puerto Rico Electric Power Authority             6.000      07/01/16 (s)   07/01/04(b)              33,066
       50,000    Puerto Rico GO                                   6.000      07/01/14 (s)   07/01/02(b)              53,550
        5,000    Puerto Rico GO                                   6.000      07/01/14 (s)   07/01/02(b)               5,389


                     27 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $ 1,800,000    Puerto Rico GO YCN                               8.737 %(r) 07/01/08 (s)   07/01/02(b)     $     2,038,500
       55,000    Puerto Rico HBFA                                 5.850      10/01/09       04/01/07(b)              58,341
      410,000    Puerto Rico HBFA                                 6.100      10/01/15 (s)   04/01/07(b)             436,158
    2,661,421    Puerto Rico Health Dept. Equipment Lease (i)     7.099      07/23/03       05/21/01(c)           2,744,431
       25,000    Puerto Rico HFC                                  0.000      10/15/04       03/15/99(b)              16,479
       45,000    Puerto Rico HFC                                  0.000      04/15/08       03/15/99(b)              22,804
       10,000    Puerto Rico HFC                                  0.000      10/15/08       03/15/99(b)               4,882
      125,000    Puerto Rico HFC                                  6.000      02/01/09 (s)   02/01/02(b)             129,270
      100,000    Puerto Rico HFC                                  6.650      10/15/10 (s)   10/01/01(b)             105,799
       10,000    Puerto Rico HFC                                  6.750      10/15/13 (s)   10/01/01(b)              10,576
       45,000    Puerto Rico HFC                                  6.800      10/01/99           --                   45,722
        5,000    Puerto Rico HFC                                  7.000      04/15/99           --                    5,031
       40,000    Puerto Rico HFC                                  7.000      04/01/00           --                   41,054
       10,000    Puerto Rico HFC                                  7.100      10/15/00       04/01/99(b)              10,216
       10,000    Puerto Rico HFC                                  7.100      04/01/02       04/01/00(b)              10,530
      615,000    Puerto Rico HFC                                  7.200      04/01/03       04/01/00(b)             648,321
       65,000    Puerto Rico HFC                                  7.300      04/01/06       04/01/00(b)              68,600
       55,000    Puerto Rico HFC                                  7.400      04/01/07       04/01/00(b)              58,112
       20,000    Puerto Rico HFC                                  7.450      10/15/09 (s)   09/27/00(b)              21,055
       10,000    Puerto Rico HFC                                  7.500      10/15/12 (s)   09/27/00(b)              10,527
    3,600,000    Puerto Rico HFC                                  7.500      10/01/15 (s)   04/01/00(b)           3,808,044
    7,295,000    Puerto Rico HFC                                  7.500      04/01/22 (s)   04/01/00(b)           7,722,049
      390,000    Puerto Rico HFC                                  7.650      10/15/22 (s)   09/27/00(b)             411,641
    3,450,000    Puerto Rico Highway & Transportation Authority   5.500      07/01/19       07/01/05(b)           3,563,091
       25,000    Puerto Rico Highway & Transportation Authority   6.625      07/01/12 (s)   07/01/02(b)              27,317
      806,412    Puerto Rico HR Vehicle Lease (i)                 8.000      12/01/00       03/26/00(c)             826,225
       82,274    Puerto Rico HR Vehicle Lease (i)                 8.000      03/12/01       03/10/00(c)              84,643
      275,000    Puerto Rico IMEPCF (Abbott Labs)                 6.500      07/01/09       07/01/99(b)             281,188
      500,000    Puerto Rico IMEPCF (Motorola) (q)                6.750      01/01/14       01/01/02(b)             547,635
    3,500,000    Puerto Rico IMEPCF (PepsiCo)                     6.250      11/15/13       11/15/02(b)           3,847,270
      585,000    Puerto Rico IMEPCF (Squibb)                      6.500      07/01/04 (s)   07/01/99(b)             600,210
    3,270,000    Puerto Rico IMEPCF (Upjohn)                      7.500      12/01/23       12/01/99(b)           3,378,531
      100,000    Puerto Rico IMEPCF (Warner Lambert)              7.600      05/01/14       05/01/99(b)             104,341
    1,450,000    Puerto Rico ITEMECF (MGH)                        5.625      07/01/17 (s)   10/09/07(g)           1,488,933
    1,995,000    Puerto Rico ITEMECF (MGH)                        6.500      07/01/12 (s)   02/25/06(g)           2,169,822
    1,045,000    Puerto Rico ITEMECF (RMH)                        6.400      05/01/09 (s)   05/01/04(b)           1,136,260
      247,874    Puerto Rico MA Bus Lease (i)                     8.500      02/02/02       09/01/00(c)             257,323
      514,384    Puerto Rico MA Carts Lease (i)                   8.000      02/02/01       02/16/00(c)             526,302
      597,741    Puerto Rico MA Equipment Lease (i)               8.000      01/26/02       08/24/00(c)             615,685
      313,434    Puerto Rico MA Truck Lease (i)                   8.500      10/15/01       08/06/00(c)             325,128
      507,944    Puerto Rico Natural Res. Dept. Equipment
                   Lease (i)                                      7.250      11/23/01       09/10/00(c)             538,771
    1,720,007    Puerto Rico Natural Res. Dept. Equipment
                   Lease (i)                                      7.250      10/26/03       04/26/02(c)           1,764,934
      559,401    Puerto Rico Off. of the Governor Computer
                   Lease (i)                                      6.906      09/30/02       06/24/00(c)             566,701
       55,000    Puerto Rico Port Authority                       5.700      07/01/03 (s)   07/01/99(b)              55,809
       50,000    Puerto Rico Port Authority                       7.000      07/01/14 (s)   07/01/01(b)              54,254
      115,000    Puerto Rico Port Authority                       7.300      07/01/07 (s)   07/01/99(b)             115,229
      100,000    Puerto Rico Port Authority (American Airlines)   6.300      06/01/23       06/01/03(b)             106,370
       30,000    Puerto Rico Port Authority (i)                   5.750      07/01/02 (s)   07/01/99(b)              30,033
      127,796    Puerto Rico Port Authority Computer Lease (i)    9.000      05/15/99           --                  129,523
    3,000,000    Puerto Rico Public Buildings Authority           5.700      07/01/16 (s)   07/01/03(b)           3,146,340
       20,000    Puerto Rico Public Buildings Authority           6.000      07/01/12 (s)   07/01/99(b)              20,260
      425,000    Puerto Rico Public Buildings Authority           6.000      07/01/12       07/01/99(b)             430,529


                     28 LIMITED TERM NEW YORK MUNICIPAL FUND

============================================================================================================================
STATEMENT OF INVESTMENTS     December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                           Effective
      Face                                                                                  Maturity               Market
     Amount                Description                           Coupon      Maturity         Date *               Value
============================================================================================================================
  $   988,413    Puerto Rico State Courts Telephone System
                   Lease (i)                                      7.250 %    06/04/02       12/29/00(c)     $     1,041,244
      155,000    Puerto Rico Urban Renewal                        7.875      10/01/04 (s)   10/01/99(b)             162,164
       58,273    Puerto Rico Vocational Rehab. Vehicle Lease (i)  8.000      02/17/02       09/15/00(c)              60,130
      155,000    University of Puerto Rico                        5.500      06/01/12 (s)   06/01/99(b)             156,269
      195,000    University of V.I.                               6.500      10/01/99           --                  197,927
      500,000    University of V.I.                               7.500      10/01/09 (s)   10/01/04(b)             568,600
      500,000    University of V.I.                               7.650      10/01/14 (s)   10/01/04(b)             570,955
      662,000    V.I. GO (Hugo Insurance Claims Program)          7.750      10/01/06 (s)   06/19/01(g)             730,663
       65,000    V.I. HFA                                         6.500      03/01/25 (s)   03/01/05(b)              69,567
    5,000,000    V.I. Public Finance Authority                    5.500      10/01/15       10/01/10(b)           5,143,500
    2,830,000    V.I. Public Finance Authority                    6.000      10/01/05           --                2,972,830
      175,000    V.I. Public Finance Authority                    6.000      10/01/22 (s)   10/01/10(b)             183,022
    1,500,000    V.I. Public Finance Authority                    6.800      10/01/00           --                1,588,335
    2,000,000    V.I. Public Finance Authority                    7.250      10/01/18 (s)   10/01/02(a)           2,283,080
    2,000,000    V.I. Water & Power Authority                     5.000      07/01/09 (s)       --                1,986,300
    1,000,000    V.I. Water & Power Authority                     5.300      07/01/21 (s)   07/01/10(b)           1,006,420
    1,500,000    V.I. Water & Power Authority                     7.200      01/01/02       01/18/01(c)           1,562,790
   12,605,000    V.I. Water & Power Authority                     7.400      07/01/11 (s)   05/09/01(g)          13,834,744
   15,270,000    V.I. Water & Power Authority                     8.500      01/01/10 (s)   07/01/99(b)          16,032,737
                                                                                                             ==============
                                                                                                                175,358,868
                                                                                                             ==============

============================================================================================================================
    TOTAL INVESTMENTS, AT VALUE (COST $1,158,704,566)--101.2%                                                 1,200,569,856

    LIABILITIES IN EXCESS OF OTHER ASSETS--(1.2%)                                                               (14,571,348)
                                                                                                             --------------
    NET ASSETS--100.0%                                                                                       $1,185,998,508
                                                                                                             ==============

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed:
      (a)   Date of prerefunded call, or maturity date if escrowed to maturity.
      (b) Optional call date; corresponds to the most conservative yield calculation.
      (c) Average life due to mandatory (sinking fund) principal payments prior to maturity.
      (d)   Date of mandatory put.
      (e)   Date of conversion.
      (f)   Effective maturity corresponding to variable coupon payment date.
      (g) Average life due to mandatory (sinking fund) principal payments prior to the applicable optional call date.
(i)   Illiquid security--See Note 5 of Notes to Financial Statements.
(q) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $547,635, or 0.05% of the Fund's net assets, at December 31, 1998.
(r) Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $14,642,066, or 1.19% of the Fund's total assets as of December 31, 1998.
(s) Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.
(t) Security will convert to a fixed coupon at a date prior to maturity. (u) Non-income accruing security--Issuer is in default of interest payment.
(v) Represents the current interest rate for a variable rate security that fluctuates as a percentage of prime rate.
(w)   When-issued security--See Note 3 of Notes to Financial Statements.

      See accompanying Notes to Financial Statements.


                     29 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
PORTFOLIO ABBREVIATIONS
--------------------------------------------------------------------------------
To simplify the listing of securities in the Statement of Investments, abbreviations are used per the table below:

ACLDD           Adults and Children with Learning and
                  Developmental Disabilities
AOFMH           Aurelia Osborn Fox Memorial Hospital
ARC             Association of Retarded Citizens
BAH             Beth Abraham Hospital
BHMS            Brooklyn Heights Montessori School
CAB             Capital Appreciation Bond
CCM             Comprehensive Care Management
CNR             College of New Rochelle
Con Ed          Consolidated Edison Company
COP             Certificate of Participation
CSD             Central School District
DC              Dominican College
Devel.          Development
DIAMONDS        Direct Investment of Accrued Municipals
ECC             Erie Community College
EHC             Elderly Housing Corporation
EPG             Elmhurst Parking Garage
ERDA            Energy Research and Development
                  Authority
G&E             Gas and Electric
G&H             Geriatric and Healthcare
GO              General Obligation
GRIA            Greater Rochester International Airport
H&NH            Hospital and Nursing Home
HBFA            Housing Bank and Finance Agency
HDC             Housing Development Corporation
HELP            Homeless Economic Loan Program
HFA             Housing Finance Agency
HFAS            Huntington First Aid Squad
HFC             Housing Finance Corporation
HR              House of Representatives
Hsg.            Housing
IDA             Industrial Development Authority
IMEPCF          Industrial, Medical and Environmental
                  Pollution Control Facilities
ITEMECF         Industrial, Tourist, Educational, Medical
                  and Environmental Community Facilities
JBFS            Jewish Board of Family Services
JDAM            Julia Dyckman Angus Memorial
L.I.            Long Island
LGAC            Local Government Assistance Corporation
LGSC            Local Government Services Corporation
LILCO           Long Island Lighting Corporation
LIMO            Limited Interest Municipal Obligation
MA              Municipality of Aquadilla
MEET            Manhattan Eye, Ear and Throat
MGH             Mennonite General Hospital
MHMC            Montefiore Hospital and Medical Center
MTA             Metropolitan Transit Authority
NJ              New Jersey
NY              New York
NYC             New York City
NYS             New York State
OBPWC           Ocean Bay Park Water Corporation
PACES           Potsdam Auxiliary & College Educational
                  Service
PCP             Pooled Capital Program
PRAMS           Prudential Receipts of Accrual Municipal
                  Securities
Res Rec         Resource Recovery Facility
RGH             Rochester General Hospital
RMH             Ryder Memorial Hospital
RSP             Riverbank State Park
SCSB            Schuyler Community Services Board
SLRHF           St. Luke Residential Healthcare Facility
SONYMA          State of New York Mortgage Agency
SWMA            Solid Waste Management Authority
UCC             Upstate Community Colleges
UCP             United Cerebral Palsy
UDC             Urban Development Corporation
USGC            United States Gypsum Company
V.I.            United States Virgin Islands
WHMC            Wyckoff Heights Medical Center
WRC             Westchester Resco Company
WWH             Wyandach/Wheatley Heights
YCN             Yield Curve Note


                     30 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
INDUSTRY CONCENTRATIONS     December 31, 1998
--------------------------------------------------------------------------------
Distribution of investments by industry, as a percentage of total investments at value, is as follows:

Industry                                       Market Value             Percent
================================================================================
General Obligation                             $263,740,829              22.0 %
Municipal Leases                                112,312,234               9.3
Hospital/Healthcare                             102,953,714               8.6
Electric Utilities                               94,928,388               7.9
Single-Family Housing                            91,065,547               7.6
Multi-Family Housing                             88,318,438               7.4
Highways/Railways                                76,071,066               6.3
Resource Recovery                                69,537,578               5.8
Marine/Aviation Facilities                       64,967,402               5.4
Higher Education                                 62,067,998               5.2
Non Profit Organization                          33,697,242               2.8
Corporate Backed                                 29,418,232               2.4
Sales Tax Revenue                                21,281,498               1.8
Water Utilities                                  20,680,047               1.7
Manufacturing, Non-Durable Goods                 19,368,293               1.6
Education                                        19,256,694               1.6
Pollution Control                                12,845,263               1.1
Other                                            18,059,393               1.5
                                           -----------------        ------------
                                             $1,200,569,856             100.0 %
                                           =================        ============

================================================================================
SUMMARY OF RATINGS          December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

Rating                                                                Percent
================================================================================
AAA                                                                    15.2 %
AA                                                                      9.6
A                                                                      47.6
BBB                                                                    22.8
BB                                                                      0.2
B                                                                       0.0
CCC                                                                     0.0
CC                                                                      0.0
C                                                                       0.0
Not Rated                                                               4.6
                                                                  ------------
                                                                      100.0 %
                                                                  ============

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category. For further information see "Credit Quality" in the Prospectus.


                     31 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
STATEMENT OF ASSETS AND LIABILITIES     December 31, 1998
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (cost $1,158,704,566)--see accompanying statement             $ 1,200,569,856
    Cash                                                                                        262,469
    Receivables:
      Interest                                                                               22,876,812
      Investments sold                                                                        3,415,641
      Shares of beneficial interest sold                                                      3,233,075
    Other                                                                                        38,254
                                                                                        ---------------
    Total assets                                                                          1,230,396,107
                                                                                        ---------------
LIABILITIES
    Payables and other liabilities:
      Investments purchased                                                                  43,131,803
      Shares of beneficial interest redeemed                                                    704,827
      Dividends                                                                                 318,123
      Trustees' fees--Note 1                                                                     54,108
      Other                                                                                     188,738
                                                                                        ---------------
    Total liabilities                                                                        44,397,599
                                                                                        ---------------
NET ASSETS                                                                              $ 1,185,998,508
                                                                                        ===============
=======================================================================================================
COMPOSITION OF NET ASSETS
    Paid-in capital                                                                     $ 1,153,938,014
    Excess of distributions over net investment income                                          (45,907)
    Accumulated net realized loss on investment transactions                                 (9,758,889)
    Net unrealized appreciation on investments--Note 3                                       41,865,290
                                                                                        ---------------
    Net assets                                                                          $ 1,185,998,508
                                                                                        ===============
=======================================================================================================
NET ASSET VALUE PER SHARE
    CLASS A SHARES:
     Net asset value and redemption price per share (based on net assets of
       $979,315,897 and 290,581,474 shares of beneficial interest outstanding)          $          3.37

     Maximum offering price per share (net asset value plus sales charge of
       3.50% of offering price)                                                         $          3.49
-------------------------------------------------------------------------------------------------------
    CLASS B SHARES:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $64,388,087 and
       19,127,581 shares of beneficial interest outstanding)                            $          3.37
-------------------------------------------------------------------------------------------------------
    CLASS C SHARES:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $94,870,499 and
       28,207,733 shares of beneficial interest outstanding)                            $          3.36
-------------------------------------------------------------------------------------------------------
    CLASS X SHARES:
     Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $47,424,025 and
       14,045,974 shares of beneficial interest outstanding)                            $          3.38
-------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.


                     32 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
STATEMENT OF OPERATIONS    For the Year Ended December 31, 1998
--------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                                       $ 58,392,892
                                                                   ------------
EXPENSES
    Management fees--Note 4                                           4,331,766
    Distribution and service plan
      fees--Note 4:
        Class A                                                       2,210,694
        Class B                                                         435,015
        Class C                                                         615,304
        Class X                                                         374,098
    Transfer and shareholder servicing agent fees--Note 4:
        Class A                                                         435,707
        Class B                                                          33,320
        Class C                                                          34,207
        Class X                                                          34,657
    Accounting service fees--Note 4                                     314,752
    Registration and filing fees                                        144,469
    Shareholder reports                                                 135,933
    Trustees' fees and expenses--Note 1                                  80,728
    Legal, auditing and other professional fees                          54,955
    Custodian fees and expenses                                          48,662
    Other                                                                86,582
    Interest                                                            238,516
                                                                   ------------
      Total expenses                                                  9,609,365
                                                                   ------------
NET INVESTMENT INCOME                                                48,783,527
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on investments                                     (479,664)
  Net change in unrealized appreciation
    or depreciation on investments                                   10,408,295
                                                                   ------------
  Net realized and unrealized gain                                    9,928,631
                                                                   ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $ 58,712,158
                                                                   ============

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended December 31,                                            1998                1997
                                                                   ----                ----
OPERATIONS
    Net investment income                                   $    48,783,527    $    38,707,629
    Net realized gain (loss)                                       (479,664)         1,075,860
    Net change in unrealized appreciation or depreciation        10,408,295         16,726,487
                                                            ---------------    ---------------
    Net increase in net assets resulting from operations         58,712,158         56,509,976
-----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income:
      Class A                                                   (42,908,426)       (35,761,666)
      Class B                                                    (1,728,342)          (287,084)
      Class C                                                    (2,438,783)          (369,152)
      Class X                                                    (2,182,644)        (2,357,890)
-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
    Net increase (decrease) in net assets resulting from
      beneficial interest transactions--Note 2:
      Class A                                                   199,445,734        121,589,384
      Class B                                                    42,482,889         21,302,795
      Class C                                                    67,445,258         26,613,801
      Class X                                                    (5,528,643)        10,459,393
-----------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                  313,299,201        197,699,557
Beginning of period                                             872,699,307        674,999,750
                                                            ---------------    ---------------
End of period (including excess of distributions over
    net investment income of $45,907 and undistributed
    net investment income of $411,938, respectively)        $ 1,185,998,508    $   872,699,307
                                                            ===============    ===============

See accompanying Notes to Financial Statements.

                    33 LIMITED TERM NEW YORK MUNICIPAL FUNDS

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        CLASS A
                                                    ------------------------------------------------------------------------------
                                                                                Year Ended December 31,

                                                        1998          1997           1996 (b)           1995             1994
                                                    -----------   -----------      -----------      -----------      -----------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $      3.34   $      3.26      $      3.28      $      3.15      $      3.33
                                                    -----------   -----------      -----------      -----------      -----------
Income (loss) from investment operations:
  Net investment income                                    0.16          0.17             0.17             0.18             0.16
  Net realized and unrealized gain (loss)                  0.03          0.08            (0.02)            0.13            (0.18)
                                                    -----------   -----------      -----------      -----------      -----------
Total income (loss) from investment operations             0.19          0.25             0.15             0.31            (0.02)
                                                    -----------   -----------      -----------      -----------      -----------
Dividends and distributions to shareholders:
  Dividends from net investment income                    (0.16)        (0.17)           (0.17)           (0.18)           (0.16)
                                                    -----------   -----------      -----------      -----------      -----------
Total dividends and distributions to shareholders         (0.16)        (0.17)           (0.17)           (0.18)           (0.16)
                                                    -----------   -----------      -----------      -----------      -----------
Net asset value, end of period                      $      3.37   $      3.34      $      3.26      $      3.28      $      3.15
                                                    ===========   ===========      ===========      ===========      ===========
TOTAL RETURN, AT NET ASSET VALUE (D)                       5.94%         8.01%            4.82%           10.01%           (0.60%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $   979,316   $   771,828      $   634,172      $   567,537      $   496,452
Average net assets (in thousands)                   $   884,849   $   677,376      $   606,742      $   520,990      $   491,038
Ratios to average net assets:
  Net investment income                                    4.80%         5.27%            5.37%            5.44%            5.12%
  Expenses                                                 0.82%         0.83%(f)         0.89%(f)         0.90%(f)         0.89%
  Expenses (excluding interest) (g)                        0.80%         0.81%(f)         0.83%(f)         0.84%(f)         0.84%
Portfolio turnover rate (h)                                25.2%         27.1%            24.4%            22.3%            34.6%
==================================================================================================================================

(a)   For the period from May 1, 1995 (inception of offering) to December 31,
      1995.
(b) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(c)   For the period from May 1, 1997 (inception of offering) to December 31,
      1997.
(d) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(e)   Annualized.
(f)   Expense ratio reflects the effect of expenses paid indirectly by the Fund.
(g) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(h) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $551,144,473 and $268,552,064, respectively.

      See accompanying Notes to Financial Statements.

                     34 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                                                             CLASS B                             CLASS C
                                           -----------------------------------------------------------------------------
                                                     Year Ended December 31,             Year Ended December 31,

                                                          1998       1997 (c)                 1998       1997 (c)
                                                    ----------     ----------           ----------     ----------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $     3.34     $     3.25           $     3.33     $     3.25
                                                    ----------     ----------           ----------     ----------
Income from investment operations:
  Net investment income                                   0.14           0.10                 0.14           0.10
  Net realized and unrealized gain                        0.03           0.09                 0.03           0.08
                                                    ----------     ----------           ----------     ----------

Total income from investment operations                   0.17           0.19                 0.17           0.18
                                                    ----------     ----------           ----------     ----------

Dividends and distributions to shareholders:
  Dividends from net investment income                   (0.14)         (0.10)               (0.14)         (0.10)
                                                    ----------     ----------           ----------     ----------
Total dividends and distributions to shareholders        (0.14)         (0.10)               (0.14)         (0.10)
                                                    ----------     ----------           ----------     ----------

Net asset value, end of period                      $     3.37     $     3.34           $     3.36     $     3.33
                                                    ==========     ==========           ==========     ==========

TOTAL RETURN, AT NET ASSET VALUE (D)                      5.13%          5.89%                5.15%          5.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $   64,388     $   21,500           $   94,870     $   26,862
Average net assets (in thousands)                   $   43,620     $    9,873           $   61,717     $   12,705
Ratios to average net assets:
  Net investment income                                   3.97%          4.18%(e)             3.98%          4.22%(e)
  Expenses                                                1.59%          1.56%(e)(f)          1.57%          1.54%(e)(f)
  Expenses (excluding interest) (g)                       1.57%          1.55%(e)(f)          1.55%          1.52(e)(f)
Portfolio turnover rate (h)                               25.2%          27.1%                25.2%          27.1%
========================================================================================================================

(a)   For the period from May 1, 1995 (inception of offering) to December 31,
      1995.
(b) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(c)   For the period from May 1, 1997 (inception of offering) to December 31,
      1997.
(d) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(e)   Annualized.
(f)   Expense ratio reflects the effect of expenses paid indirectly by the Fund.
(g) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(h) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $551,144,473 and $268,552,064, respectively.

      See accompanying Notes to Financial Statements.

                     35 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                                                                              CLASS X
                                                 -----------------------------------------------------------------------
                                                                        Year Ended December 31,

                                                       1998           1997             1996 (b)          1995 (a)
                                                    ----------     ----------        ----------        ----------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $     3.35     $     3.27        $     3.28        $     3.21
                                                    ----------     ----------        ----------        ----------
Income (loss) from investment operations:
  Net investment income                                   0.15           0.16              0.16              0.11
  Net realized and unrealized gain (loss)                 0.03           0.08             (0.01)             0.07
                                                    ----------     ----------        ----------        ----------

Total income from investment operations                   0.18           0.24              0.15              0.18
                                                    ----------     ----------        ----------        ----------

Dividends and distributions to shareholders:
  Dividends from net investment income                   (0.15)         (0.16)            (0.16)            (0.11)
                                                    ----------     ----------        ----------        ----------
Total dividends and distributions to shareholders        (0.15)         (0.16)            (0.16)            (0.11)
                                                    ----------     ----------        ----------        ----------

Net asset value, end of period                      $     3.38     $     3.35        $     3.27        $     3.28
                                                    ==========     ==========        ==========        ==========

TOTAL RETURN, AT NET ASSET VALUE (D)                      5.38%          7.44%             4.59%             5.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $   47,424     $   52,510        $   40,828        $   16,415
Average net assets (in thousands)                   $   49,866     $   49,563        $   28,971        $    8,869
Ratios to average net assets:
  Net investment income                                   4.30%          4.75%             4.85%             5.21%(e)
  Expenses                                                1.35%          1.35%(f)          1.38%(f)          0.90%(e)(f)
  Expenses (excluding interest) (g)                       1.32%          1.33%(f)          1.32%(f)          0.85%(e)(f)
Portfolio turnover rate (h)                               25.2%          27.1%             24.4%             22.3%
========================================================================================================================

(a)   For the period from May 1, 1995 (inception of offering) to December 31,
      1995.
(b) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(c)   For the period from May 1, 1997 (inception of offering) to December 31,
      1997.
(d) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(e)   Annualized.
(f)   Expense ratio reflects the effect of expenses paid indirectly by the Fund.
(g) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(h) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $551,144,473 and $268,552,064, respectively.

      See accompanying Notes to Financial Statements.


                     36 LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide shareholders with as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund intends to invest primarily in a portfolio of investment grade obligations with a dollar weighted average effective maturity of five years or less. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B and Class C shares. As of January 6, 1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold with a front-end sales charge. Class B, Class C and Class X shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION. Portfolio securities are valued as of the close of the New York Stock Exchange on each trading day. Long- term debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 1998, the Fund had entered into outstanding when-issued or forward commitments (see Note 3).

ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $9,730,000, which expires between 2002 and 2006.

TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 1998, a provision of $45,909 was made for the Fund's projected benefit obligations. No payments were made under this plan during 1998. At December 31, 1998, the Fund had recognized an accumulated liability of $45,909.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B, Class C and Class X shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.


                     37 LIMITED TERM NEW YORK MUNICIPAL FUND

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1998, amounts have been reclassified to reflect a decrease in paid-in capital of $16,823, and a decrease in excess of distributions over net investment income of $16,823.

CONCENTRATION IN NEW YORK ISSUERS. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Interest income is accrued on a daily basis. In computing net investment income, the Fund amortizes premiums and accretes original issue discount, which is in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993 and subsequently sold at a gain, market discount is accreted at the time of sale (to the extent of the lesser of the accrued market discount or the disposition gain) and is treated as taxable income, rather than capital gain. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     38 LIMITED TERM NEW YORK MUNICIPAL FUND

NOTE 2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                YEAR ENDED                           YEAR ENDED
                                                ----------                           ----------
                                             DECEMBER 31, 1998                  DECEMBER 31, 1997 (1)
                                             -----------------                  ---------------------
                                           SHARES           AMOUNT           SHARES           AMOUNT
========================================================================================================
CLASS A:
Sold                                      85,263,031    $ 285,730,451       61,960,243    $ 204,296,595
Dividends and distributions
reinvested                                 8,362,718       28,044,127        7,129,620       23,469,719
Redeemed                                 (34,100,531)    (114,328,844)     (32,348,973)    (106,176,930)
                                       -------------    -------------    -------------    -------------
Net increase                              59,525,218    $ 199,445,734       36,740,890    $ 121,589,384
                                       =============    =============    =============    =============

========================================================================================================
CLASS B:
Sold                                      13,306,853    $  44,568,293        6,693,115    $  22,129,658
Dividends and distributions
reinvested                                   360,864        1,209,382           57,825          191,859
Redeemed                                    (983,181)      (3,294,786)        (307,895)      (1,018,722)
                                       -------------    -------------    -------------    -------------
Net increase                              12,684,536    $  42,482,889        6,443,045    $  21,302,795
                                       =============    =============    =============    =============

========================================================================================================
CLASS C:
Sold                                      22,535,160    $  75,428,610        8,331,782    $  27,526,872
Dividends and distributions
reinvested                                   552,623        1,849,561           85,390          283,099
   Redeemed                               (2,936,551)      (9,832,913)        (360,671)      (1,196,170)
                                       -------------    -------------    -------------    -------------
Net increase                              20,151,232    $  67,445,258        8,056,501    $  26,613,801
                                       =============    =============    =============    =============

========================================================================================================
CLASS X:
Sold                                           5,830    $      19,325        4,101,380    $  13,420,326
Dividends and distributions
reinvested                                   443,451        1,488,806          493,631        1,628,470
Redeemed                                  (2,094,913)      (7,036,774)      (1,395,249)      (4,589,403)
                                       -------------    -------------    -------------    -------------
Net increase (decrease)                   (1,645,632)   $  (5,528,643)       3,199,762    $  10,459,393
                                       =============    =============    =============    =============

(1) For the year ended December 31, 1997 for Class A and Class X shares and for the period from May 1, 1997 (inception of offering) to December 31, 1997 for Class B and Class C shares.

NOTE 3. PORTFOLIO INFORMATION

At December 31, 1998, net unrealized appreciation on investments of $41,865,290 was composed of gross appreciation of $43,219,230, and gross depreciation of $1,353,940.

Unrealized appreciation (depreciation) at December 31, 1998 based on cost of investments for federal income tax purposes of $1,158,733,221 was:

            Gross unrealized appreciation       $ 43,192,642
            Gross unrealized depreciation         (1,356,007)
                                                ------------
            Net unrealized appreciation         $ 41,836,635
                                                ============


                       39 LIMITED TERM NEW YORK MUNICIPAL FUND

At December 31, 1998, investments in securities included issues that were purchased on a when-issued or delayed delivery basis. The Fund has recorded these commitments and is valuing the when-issued securities at current market value on each trading day. In addition, the Fund has segregated sufficient liquid debt securities with its custodian to cover these commitments. The Fund intends to invest no more than 10% of its net assets in when-issued or delayed delivery securities. The aggregate cost of securities purchased on a when-issued or delayed delivery basis at December 31, 1998 was $29,640,000, which represents 2.50% of the Fund's net assets. Information concerning these securities is as follows:

                                                                         VALUATION PER UNIT
                       FACE AMOUNT   ACQUISITION   DELIVERY   COST PER        AS OF
      SECURITY        (IN THOUSANDS)     DATE        DATE       UNIT      DECEMBER 31, 1998
===========================================================================================
Suffolk County IDA
(Huntington Res Rec):
5.15% due 10/01/99       $1,035        1/28/97     7/29/99    100.000%        100.346%
5.15% due 10/01/00        6,395        1/28/97     7/29/99    100.000         101.353
5.35% due 10/01/01        6,875        1/28/97     7/29/99    100.000         102.524
5.45% due 10/01/02        7,390        1/28/97     7/29/99    100.000         103.584
5.50% due 10/01/03        7,945        1/28/97     7/29/99    100.000         104.522
===========================================================================================

NOTE 4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of the Fund's average annual net assets, 0.45% of the next $150 million, 0.40% of the next $1,750 million, and 0.39% of the net assets in excess of $2 billion. During the year ended December 31, 1998, the Fund paid $4,331,766 to the Manager for management and investment advisory services.

Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the year ended December 31, 1998, the Fund paid $314,752 to the Manager for accounting and pricing services.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the year ended December 31, 1998, the Fund paid a total of $537,891 to OFS for transfer and shareholder servicing agent fees.

For the year ended December 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $3,768,254, of which $509,884 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $1,394,666, $1,284,173 and $748,672, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $15,425 and $10,389, respectively. During the year ended December 31, 1998, OFDI received contingent deferred sales charges of $10,477, $69,962, $50,046 and $87,454, respectively, upon redemption of Class A, Class B, Class C and Class X shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended December 31, 1998, OFDI paid $37,874 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                     40 LIMITED TERM NEW YORK MUNICIPAL FUND

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended December 31, 1998, OFDI paid $2,243 to an affiliated broker/dealer as compensation for Class C personal service and maintenance expenses and retained $393,188 and $555,357, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for costs incurred in distributing shares before the Plan was terminated. At December 31, 1998, OFDI had incurred excess distribution and servicing costs of $1,802,894 for Class B and $1,248,644 for Class C.

The Fund has adopted a Distribution and Service Plan for Class X shares to compensate OFDI for its costs in distributing Class X shares and servicing accounts. Under the Plan, the Fund may pay OFDI an annual asset-based sales charge of up to 0.75% per year for its services rendered in distributing Class X shares. Currently, the Board of Trustees has limited the asset-based sales charge to 0.50% per year on Class X shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class X shares. Each fee is computed on the average annual net assets of Class X shares, determined as of the close of each regular business day. During the year ended December 31, 1998, OFDI paid $1,521 to an affiliated broker/dealer as compensation for Class X personal service and maintenance expenses and retained $246,974 as compensation for Class X sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for costs incurred in distributing shares before the Plan was terminated. At December 31, 1998, OFDI had incurred excess distribution and servicing costs of $174,590 for Class X.

NOTE 5. ILLIQUID AND RESTRICTED SECURITIES

At December 31, 1998, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid securities subject to this limitation at December 31, 1998 was $22,932,773, which represents 1.93% of the Fund's net assets.

NOTE 6. BANK BORROWINGS

The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with two other funds managed by the Manager in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.07% per annum. The commitment fee allocated to the Fund for the year ended December 31, 1998 was $5,662.

The Fund had no borrowings outstanding at December 31, 1998. For the year ended December 31, 1998, the average monthly loan balance was $3,958,493 at an average interest rate of 6.030%. The maximum amount of borrowings outstanding at any month-end was $16,600,000.


                     41 LIMITED TERM NEW YORK MUNICIPAL FUND

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Rochester Portfolio Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund (the sole portfolio constituting Rochester Portfolio Series, hereafter referred to as the Fund) at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP

Denver, Colorado
January 22, 1999

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (Unaudited)

In early 1999, shareholders received information regarding all dividends and distributions paid to them by the Fund during calendar year 1998. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the year ended December 31, 1998 are eligible for the corporate dividend-received deduction. 100% of the dividends were derived from interest on municipal bonds and are not subject to federal, New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (84.5%), Guam (3.1%), Puerto Rico (5.3%), Virgin Islands (6.8%), American Samoa (0.3%).

During 1998, 20.7% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the alternative minimum tax, the interest from these bonds is considered a preference item.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     42 LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

OFFICERS AND TRUSTEES       Bridget A. Macaskill, Chairman of the Board of
                              Trustees and President
                            John Cannon, Trustee
                            Paul Y. Clinton, Trustee
                            Thomas W. Courtney, Trustee
                            Robert G. Galli, Trustee
                            Lacy B. Herrmann, Trustee
                            George Loft, Trustee
                            Ronald H. Fielding, Vice President and Portfolio
                              Manager
                            George C. Bowen, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Adele A. Campbell, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Andrew J. Donohue, Secretary
                            Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR          OppenheimerFunds, Inc.

DISTRIBUTOR                 OppenheimerFunds Distributor, Inc.

TRANSFER AND SHAREHOLDER    OppenheimerFunds Services
SERVICING AGENT

CUSTODIAN OF                Citibank, N.A.
PORTFOLIO SECURITIES

INDEPENDENT ACCOUNTANTS     PricewaterhouseCoopers LLP

LEGAL COUNSEL               Kirkpatrick & Lockhart LLP

This is a copy of a report to shareholders of Limited New York Municipal Fund. This report must be preceded or accompanied by a Prospectus of Limited New York Municipal Fund. For material information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                    43 LIMITED TERM NEW YORK MUNICIPAL FUND

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

OPPENHEIMERFUNDS FAMILY

REAL ASSET FUNDS
--------------------------------------------------------------------------------

Real Asset Fund

Gold & Special Minerals Fund

GLOBAL STOCK FUNDS
--------------------------------------------------------------------------------

Developing Markets Fund

International Small Company Fund

International Growth Fund

Global Growth & Income Fund

Global Fund

Quest Global Value Fund

STOCK FUNDS
--------------------------------------------------------------------------------

Enterprise Fund

Discovery Fund

Quest Small Cap Value Fund

MidCap Fund

Large Cap Growth Fund

Capital Appreciation Fund

Quest Capital Value Fund

Growth Fund

Disciplined Value Fund

Quest Value Fund

STOCK & BOND FUNDS
--------------------------------------------------------------------------------

Main Street Growth and Income Fund(1)

Quest Opportunity Value Fund

Total Return Fund

Quest Balanced Value Fund

Equity Income Fund

Disciplined Allocation Fund

Multiple Strategies Fund

Convertible Securities Fund

TAXABLE BOND FUNDS
--------------------------------------------------------------------------------

International Bond Fund

World Bond Fund

High Yield Fund

Champion Income Fund

Strategic Income Fund

Bond Fund

U.S. Government Trust

Limited-Term Government Fund

MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

California Municipal Fund(2)

Florida Municipal Fund(2)

New Jersey Municipal Fund(2)

New York Municipal Fund(2)

Pennsylvania Municipal Fund(2)

Municipal Bond Fund

Insured Municipal Fund

Intermediate Municipal Fund

Rochester Division

Rochester Fund Municipals

Limited Term New York Municipal Fund


MONEY MARKET FUNDS(3)
--------------------------------------------------------------------------------

Money Market Fund

Cash Reserves

(1) On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund".

(2) Available only to investors in certain states.

(3) An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203

((copyright mark)) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.

[LOGO] OPPENHEIMERFUNDS(R)
       THE RIGHT WAY TO INVEST

[LOGO] LIMITED TERM
       NEW YORK
       MUNICIPAL FUND

THE ROCHESTER FUNDS

A Division of OppenheimerFunds, Inc.
350 Linden Oaks
Rochester, New York 14625-2807
716-383-1300

INVESTMENT ADVISER

OppenheimerFunds, Inc.
Two World Trade Center
New York, NY 10048-0203

DISTRIBUTOR

OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, NY 10048-0203

INDEPENDENT ACCOUNTANTS

PriceWaterhouseCoopers LLP
Denver, CO

CUSTODIAN

Citibank, N.A.
New York, NY

TRANSFER AND SHAREHOLDER SERVICES AGENT

OppenheimerFunds Services
P.O. Box 5270
Denver, CO 80217-5270

      This Annual Report is for the information of shareholders of Limited Term New York Municipal Fund. It must be preceded or accompanied by a current prospectus for the Fund.

     Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

      CALL OUR TOLL-FREE CUSTOMER SERVICE TODAY AT 1-800-525-7048 FOR MORE INFORMATION ON HOW TO TAKE ADVANTAGE OF YOUR FINANCIAL RELATIONSHIP WITH THE OPPENHEIMERFUNDS FAMILY.


RAO355.001.0199 February 28, 1999

--------------------------------------------------------------------------------

[LOGO] OPPENHEIMERFUNDS(R)                                        --------------
                                                                    Bulk Rate
OppenheimerFunds Distributor, Inc.                                  US Postage
Rochester Division                                                     PAID
350 Linden Oaks                                                   Rochester, NY
Rochester, NY  14625-2807                                         Permit No. 491
                                                                  --------------